UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2004

Item 1. Reports to Stockholders

Fidelity®

Total Bond

Fund

Semiannual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of January 31, 2004	As of July 31, 2003
U.S. Government and U.S. Government Agency Obligations 63.0%	U.S. Government and U.S. Government Agency Obligations 70.2%
AAA 3.8%	AAA 2.3%
AA 3.4%	AA 1.9%
A 6.2%	A 7.9%
BBB 11.1%	BBB 12.4%
BB and Below 8.5%	BB and Below 10.2%
Not Rated 1.3%	Not Rated 1.2%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 2.6%	Short-Term Investments and Net Other AssetsA (6.2)%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of January 31, 2004
6 months ago
Years	5.1	4.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2004
6 months ago
Years	4.5	4.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2004 *		As of July 31, 2003 **
	Corporate Bonds 23.2%		Corporate Bonds 25.8%
	U.S. Government and U.S. Government Agency Obligations 63.0%		U.S. Government and U.S. Government Agency Obligations 70.2%
	Asset-Backed Securities 5.5%		Asset-Backed Securities 5.8%
	CMOs and Other Mortgage Related Securities 4.2%		CMOs and Other Mortgage Related Securities 1.9%
	Municipal Bonds 0.0%		Municipal Bonds 0.3%
	Stocks 0.1%		Stocks 0.1%
	Other Investments 1.4%		Other Investments 2.1%
	Short-Term Investments and Net Other Assets 2.6%		Short-Term Investments and Net Other AssetsA (6.2)%
* Foreign investments	6.5%	** Foreign investments	6.8%
* Futures and Swaps	1.8%	** Futures and Swaps	(0.0)%

A Short-Term Investments and Net Other Assets are not included in the pie chart.
The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.6%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
3.4% 12/15/04	$ 100,000	$ 100,946
4.75% 1/15/08	200,000	205,307
Dana Corp. 6.25% 3/1/04	15,000	15,000
Navistar International Corp. 8% 2/1/08	65,000	66,138
United Components, Inc. 9.375% 6/15/13	10,000	10,950
		398,341
Hotels, Restaurants & Leisure - 1.0%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	80,000	69,200
10.5% 7/15/11	125,000	122,500
Capstar Hotel Co. 8.75% 8/15/07	45,000	46,406
Extended Stay America, Inc. 9.875% 6/15/11	200,000	221,000
Friendly Ice Cream Corp. 10.5% 12/1/07	20,000	20,750
Gaylord Entertainment Co. 8% 11/15/13 (e)	60,000	64,350
Herbst Gaming, Inc. 10.75% 9/1/08	25,000	28,125
Host Marriott LP:
7.125% 11/1/13 (e)	35,000	36,575
8.375% 2/15/06	200,000	213,000
Mandalay Resort Group 6.375% 12/15/11 (e)	150,000	155,250
MGM MIRAGE:
6% 10/1/09	20,000	20,700
8.375% 2/1/11	40,000	45,800
9.75% 6/1/07	40,000	46,100
Mohegan Tribal Gaming Authority 8.375% 7/1/11	35,000	38,325
MTR Gaming Group, Inc. 9.75% 4/1/10	95,000	103,550
Park Place Entertainment Corp. 7.875% 12/15/05	50,000	55,250
Penn National Gaming, Inc.:
6.875% 12/1/11 (e)	80,000	80,600
8.875% 3/15/10	100,000	108,250
Premier Entertainment Biloxi LLC 10.75% 2/1/12 (e)	20,000	21,300
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	225,000	248,625
Six Flags, Inc.:
9.5% 2/1/09	145,000	150,800
9.625% 6/1/14 (e)	100,000	106,000
Station Casinos, Inc. 6.5% 2/1/14 (e)	40,000	41,100
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	235,000	256,738
Town Sports International, Inc. 9.625% 4/15/11	20,000	21,300
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	$ 100,000	$ 115,250
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	10,000	10,575
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	173,600
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	250,000	297,500
		2,918,519
Household Durables - 0.1%
Beazer Homes USA, Inc. 6.5% 11/15/13 (e)	100,000	101,500
D.R. Horton, Inc. 8.5% 4/15/12	30,000	33,900
Juno Lighting, Inc. 11.875% 7/1/09	30,000	32,475
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	10,000	10,900
Sealy Mattress Co. 9.875% 12/15/07	30,000	30,900
Simmons Co. 7.875% 1/15/14 (e)	20,000	20,300
WCI Communities, Inc. 9.125% 5/1/12	35,000	38,675
William Lyon Homes, Inc. 10.75% 4/1/13	40,000	46,800
		315,450
Internet & Catalog Retail - 0.1%
USA Interactive 7% 1/15/13	300,000	327,000
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	15,000	17,100
Media - 2.0%
AMC Entertainment, Inc.:
9.5% 3/15/09	50,000	51,500
9.875% 2/1/12	60,000	66,300
AOL Time Warner, Inc. 7.625% 4/15/31	1,000,000	1,148,907
Azteca Holdings SA de CV 12.5% 6/15/05	25,000	24,500
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	1,000,000	1,192,763
Carmike Cinemas, Inc. 7.5% 2/15/14 (e)	60,000	60,450
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11	10,000	10,950
Clear Channel Communications, Inc. 6.625% 6/15/08	200,000	222,656
Comcast Corp. 5.85% 1/15/10	500,000	535,215
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	200,000	200,000
Cox Communications, Inc.:
4.625% 6/1/13	90,000	87,438
7.125% 10/1/12	355,000	410,974
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc.:
7.875% 2/15/18	$ 50,000	$ 55,000
9.875% 2/15/13	150,000	155,625
EchoStar DBS Corp.:
6.375% 10/1/11 (e)	150,000	156,750
9.125% 1/15/09	72,000	80,280
Granite Broadcasting Corp. 9.75% 12/1/10 (e)	40,000	39,700
Innova S. de R.L. 9.375% 9/19/13 (e)	15,000	15,975
Liberty Media Corp. 5.7% 5/15/13	100,000	101,241
LodgeNet Entertainment Corp. 9.5% 6/15/13	130,000	144,950
Medianews Group, Inc.:
6.375% 4/1/14 (e)	200,000	200,500
6.875% 10/1/13 (e)	250,000	255,625
News America, Inc. 6.55% 3/15/33	500,000	521,417
PEI Holdings, Inc. 11% 3/15/10	15,000	17,400
PRIMEDIA, Inc.:
7.625% 4/1/08	80,000	80,400
8.875% 5/15/11	25,000	26,000
Radio One, Inc. 8.875% 7/1/11	100,000	111,000
Rogers Cablesystems Ltd. yankee 11% 12/1/15	5,000	5,825
TV Azteca SA de CV yankee 10.5% 2/15/07	25,000	24,625
Walt Disney Co. 5.375% 6/1/07	100,000	107,172
		6,111,138
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08	20,000	20,400
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14 (e)	60,000	60,900
9% 6/15/12	15,000	15,900
Boise Cascade Corp. 7.5% 2/1/08	40,000	43,278
General Nutrition Centers, Inc. 8.5% 12/1/10 (e)	20,000	20,750
Grupo Elektra SA de CV yankee 12% 4/1/08	70,000	73,850
Hollywood Entertainment Corp. 9.625% 3/15/11	50,000	53,500
Sonic Automotive, Inc. 8.625% 8/15/13 (e)	50,000	53,000
Toys 'R' US, Inc. 7.875% 4/15/13	20,000	21,688
United Auto Group, Inc. 9.625% 3/15/12	50,000	55,500
		398,366
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
7% 11/1/06	$ 10,000	$ 6,700
11.625% 1/15/08	10,000	6,550
12.25% 12/15/12	65,000	42,250
		55,500
TOTAL CONSUMER DISCRETIONARY		10,561,814
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.4%
Kroger Co. 6.8% 4/1/11	1,000,000	1,124,666
Rite Aid Corp.:
6% 12/15/05 (e)	20,000	20,000
7.625% 4/15/05	15,000	15,225
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	45,000	40,275
9.125% 12/15/11	10,000	8,950
		1,209,116
Food Products - 0.0%
Corn Products International, Inc. 8.25% 7/15/07	5,000	5,550
Del Monte Corp. 9.25% 5/15/11	50,000	55,500
Doane Pet Care Co. 9.75% 5/15/07	50,000	47,750
Kraft Foods, Inc. 5.25% 6/1/07	20,000	21,328
United Agriculture Products, Inc. 8.25% 12/15/11 (e)	30,000	31,500
		161,628
Household Products - 0.1%
Fort James Corp. 6.875% 9/15/07	150,000	156,750
Johnsondiversey Holdings, Inc. 0% 5/15/13 (c)(e)	55,000	44,550
		201,300
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14 (e)	20,000	20,500
Revlon Consumer Products Corp. 9% 11/1/06	45,000	31,838
		52,338
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	440,000	478,748
TOTAL CONSUMER STAPLES		2,103,130
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Grant Prideco, Inc. 9% 12/15/09	$ 10,000	$ 11,200
Hanover Compressor Co. 8.625% 12/15/10	20,000	21,150
Universal Compression, Inc. 7.25% 5/15/10	40,000	42,600
Weatherford International Ltd. 4.95% 10/15/13	100,000	99,308
		174,258
Oil & Gas - 0.6%
Amerada Hess Corp.:
6.65% 8/15/11	70,000	76,358
7.125% 3/15/33	185,000	192,080
7.375% 10/1/09	160,000	181,285
Chesapeake Energy Corp.:
6.875% 1/15/16 (e)	50,000	52,375
7.75% 1/15/15	30,000	32,400
8.375% 11/1/08	50,000	55,000
El Paso Production Holding Co. 7.75% 6/1/13	40,000	39,400
EXCO Resources, Inc. 7.25% 1/15/11 (e)	30,000	30,750
General Maritime Corp. 10% 3/15/13	195,000	216,450
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	40,000	49,200
Nuevo Energy Co.:
9.375% 10/1/10	10,000	11,000
9.5% 6/1/08	3,000	3,150
OAO Gazprom 9.625% 3/1/13	130,000	144,625
Overseas Shipholding Group, Inc. 8.25% 3/15/13	40,000	44,000
Pecom Energia SA:
8.125% 7/15/10 (Reg. S)	75,000	74,625
9% 1/30/07 (e)	70,000	72,800
9% 5/1/09 (Reg. S)	45,000	46,575
Teekay Shipping Corp. 8.875% 7/15/11	30,000	34,500
The Coastal Corp.:
6.375% 2/1/09	5,000	4,494
6.5% 5/15/06	65,000	63,538
6.5% 6/1/08	100,000	91,375
7.5% 8/15/06	50,000	49,625
YPF SA yankee 9.125% 2/24/09	160,000	176,800
		1,742,405
TOTAL ENERGY		1,916,663
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - 9.0%
Capital Markets - 2.0%
Amvescap PLC 5.9% 1/15/07	$ 35,000	$ 37,856
Bank of New York Co., Inc.:
3.4% 3/15/13 (g)	100,000	98,289
4.25% 9/4/12 (g)	205,000	209,070
Equinox Holdings Ltd. 9% 12/15/09 (e)	20,000	20,800
Franklin Resources, Inc. 3.7% 4/15/08	1,020,000	1,019,288
Goldman Sachs Group, Inc. 5.7% 9/1/12	1,100,000	1,165,373
Legg Mason, Inc. 6.75% 7/2/08	30,000	33,514
Lehman Brothers Holdings, Inc. 4% 1/22/08	1,100,000	1,127,221
Merrill Lynch & Co., Inc. 4% 11/15/07	1,250,000	1,286,635
Morgan Stanley 6.6% 4/1/12	1,100,000	1,239,902
		6,237,948
Commercial Banks - 1.1%
Bank of America Corp. 7.4% 1/15/11	1,000,000	1,178,452
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	35,151
Korea Development Bank 5.75% 9/10/13	350,000	365,112
National Westminster Bank PLC yankee 7.375% 10/1/09	1,500,000	1,762,958
		3,341,673
Consumer Finance - 1.4%
American General Finance Corp. 4.5% 11/15/07	200,000	207,583
Capital One Bank:
4.875% 5/15/08	1,075,000	1,121,215
6.5% 6/13/13	90,000	97,349
Ford Motor Credit Co. 7.875% 6/15/10	250,000	280,719
General Motors Acceptance Corp. 6.875% 9/15/11	525,000	565,233
Household Finance Corp.:
6.375% 11/27/12	30,000	33,269
6.5% 1/24/06	100,000	107,957
6.75% 5/15/11	40,000	45,443
SLM Corp. 4% 1/15/09	2,000,000	2,023,270
		4,482,038
Diversified Financial Services - 2.8%
Ahold Finance USA, Inc.:
6.25% 5/1/09	40,000	41,000
6.875% 5/1/29	170,000	156,400
8.25% 7/15/10	40,000	44,000
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	48,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
American Airlines, Inc. pass thru trust certificates: - continued
6.977% 11/23/22	$ 12,066	$ 11,583
7.377% 5/23/19	54,250	42,857
7.379% 5/23/16	58,017	45,253
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	35,000	38,453
Arch Western Finance LLC 6.75% 7/1/13 (e)	100,000	105,000
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	30,000	32,700
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (e)	90,000	90,320
5.125% 10/1/13 (e)	1,060,000	1,069,978
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13 (e)	70,000	72,188
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (e)	115,000	121,038
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 10% 4/1/09	90,000	81,900
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	10,000	10,000
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	3,963	3,567
6.9% 1/2/17	4,746	4,177
7.73% 9/15/12	4,680	4,072
8.321% 11/1/06	5,000	4,900
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	15,000	13,800
7.57% 11/18/10	5,000	5,143
7.779% 11/18/05	50,000	46,500
7.779% 1/2/12	27,657	24,062
7.92% 5/18/12	100,000	92,641
Deutsche Telekom International Finance BV:
5.25% 7/22/13	85,000	85,908
8.5% 6/15/10	1,200,000	1,449,379
Devon Financing Corp. U.L.C. 7.875% 9/30/31	100,000	121,858
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	10,000	11,200
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	50,000	53,875
FIMEP SA 10.5% 2/15/13	20,000	23,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	$ 205,000	$ 229,600
Graham Packaging Co./GPC Capital Corp., Inc. 8.75% 1/15/08	25,000	25,813
Hurricane Finance BV 9.625% 2/12/10 (e)	60,000	67,206
Indosat Finance Co. BV 7.75% 11/5/10 (e)	50,000	50,750
Inmarsat Finance PLC 7.625% 6/30/12 (e)	30,000	31,200
IOS Capital LLC 7.25% 6/30/08	15,000	15,938
Kraton Polymers LLC/Kraton Polymers Capital Corp. 8.125% 1/15/14 (e)	20,000	21,200
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	85,000	91,800
MEI Euro Finance Ltd. 8.75% 5/22/10 (e)	50,000	50,625
Mobile Telesystems Finance SA:
9.75% 1/30/08 (e)	135,000	146,306
9.75% 1/30/08 (Reg. S)	50,000	54,188
Moore North America Finance, Inc. 7.875% 1/15/11	20,000	22,550
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	10,000	11,000
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 (e)	40,000	42,000
New Asat Finance Ltd. 9.25% 2/1/11 (e)	20,000	20,850
Nexstar Finance, Inc. 7% 1/15/14 (e)	30,000	29,700
NiSource Finance Corp. 3.2% 11/1/06	225,000	227,248
Norcraft Companies LP/Norcraft Finance Corp. 9% 11/1/11 (e)	10,000	10,700
Northern Telecom Capital Corp. 7.875% 6/15/26	25,000	26,500
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	8,252	7,427
7.67% 1/2/15	8,597	7,824
PDVSA Finance Ltd.:
8.5% 11/16/12	50,000	47,500
9.75% 2/15/10	65,000	67,113
yankee 7.4% 8/15/16	50,000	42,500
Pemex Project Funding Master Trust:
6.125% 8/15/08	250,000	263,750
7.375% 12/15/14	500,000	535,000
Petronas Capital Ltd. 7% 5/22/12 (e)	5,000	5,712
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	48,000
7.25% 2/15/11	35,000	33,600
7.625% 8/3/21	20,000	18,600
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Sensus Metering Systems, Inc. 8.625% 12/15/13 (e)	$ 20,000	$ 20,500
Ship Finance International Ltd. 8.5% 12/15/13 (e)	210,000	210,000
Sprint Capital Corp. 6.125% 11/15/08	500,000	534,271
Telecom Italia Capital 4% 11/15/08 (e)	500,000	498,619
Tom Brown, Inc./Tom Brown Resources Funding Corp. 7.25% 9/15/13	20,000	21,000
TRW Automotive Acquisition Corp. 9.375% 2/15/13	100,000	113,250
U.S. West Capital Funding, Inc. 6.375% 7/15/08	125,000	120,000
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (e)	285,000	334,875
Verizon Global Funding Corp.:
7.25% 12/1/10	30,000	34,582
7.375% 9/1/12	465,000	542,074
Western Financial Bank 9.625% 5/15/12	15,000	17,325
Xerox Capital Trust I 8% 2/1/27	130,000	131,300
		8,784,998
Insurance - 0.5%
Aegon NV 4.75% 6/1/13	500,000	491,960
Prudential Financial, Inc. 3.75% 5/1/08	1,055,000	1,063,919
Travelers Property Casualty Corp.:
5% 3/15/13	25,000	25,217
6.375% 3/15/33	35,000	37,094
		1,618,190
Real Estate - 0.8%
Boston Properties, Inc. 6.25% 1/15/13	100,000	109,030
Camden Property Trust 5.875% 11/30/12	200,000	211,005
CarrAmerica Realty Corp. 5.25% 11/30/07	200,000	211,532
CB Richard Ellis Services, Inc. 9.75% 5/15/10	15,000	16,950
Dominion Resources, Inc. 5.125% 12/15/09	500,000	521,233
EOP Operating LP 7% 7/15/11	500,000	571,200
Gables Realty LP 5.75% 7/15/07	585,000	626,251
MeriStar Hospitality Corp. 8.75% 8/15/07	50,000	51,125
Senior Housing Properties Trust 7.875% 4/15/15	20,000	21,600
		2,339,926
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.4%
Washington Mutual, Inc.:
4.375% 1/15/08	$ 1,200,000	$ 1,241,927
5.625% 1/15/07	100,000	107,541
		1,349,468
TOTAL FINANCIALS		28,154,241
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Fisher Scientific International, Inc. 8% 9/1/13 (e)	125,000	136,563
Health Care Providers & Services - 0.2%
AmeriPath, Inc. 10.5% 4/1/13	150,000	165,750
Fountain View, Inc. 9.25% 8/19/08 (d)	110,000	109,588
Mariner Health Care, Inc. 8.25% 12/15/13 (e)	30,000	30,300
National Nephrology Associates, Inc. 9% 11/1/11 (e)	20,000	21,100
PacifiCare Health Systems, Inc. 10.75% 6/1/09	82,000	96,760
Psychiatric Solutions, Inc. 10.625% 6/15/13	105,000	119,175
Tenet Healthcare Corp.:
6.375% 12/1/11	45,000	41,175
6.5% 6/1/12	5,000	4,563
		588,411
Pharmaceuticals - 0.0%
Biovail Corp. yankee 7.875% 4/1/10	105,000	107,100
TOTAL HEALTH CARE		832,074
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.6%
BE Aerospace, Inc.:
8.5% 10/1/10	100,000	108,000
9.5% 11/1/08	55,000	55,000
DRS Technologies, Inc. 6.875% 11/1/13 (e)	20,000	20,600
Orbital Sciences Corp. 9% 7/15/11	50,000	54,500
Raytheon Co.:
5.5% 11/15/12	1,550,000	1,599,891
6.75% 8/15/07	20,000	22,480
Transdigm, Inc. 8.375% 7/15/11	20,000	21,200
		1,881,671
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - 0.1%
AMR Corp. 9% 8/1/12	$ 85,000	$ 75,650
Delta Air Lines, Inc. 7.9% 12/15/09	50,000	40,500
Northwest Airlines, Inc.:
7.875% 3/15/08	25,000	21,625
9.875% 3/15/07	60,000	57,000
		194,775
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10 (e)	20,000	21,900
Nortek, Inc. 9.125% 9/1/07	15,000	15,488
		37,388
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.875% 1/1/09	30,000	31,275
7.875% 4/15/13	20,000	21,650
10% 8/1/09	60,000	64,800
American Color Graphics, Inc. 10% 6/15/10	230,000	227,700
Boise Cascade Office Products Corp. 7.05% 5/15/05	140,000	146,477
Mail-Well I Corp.:
7.875% 12/1/13 (e)(f)	60,000	57,600
8.75% 12/15/08	100,000	104,250
Worldspan LP 9.625% 6/15/11 (e)	185,000	196,100
		849,852
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10 (e)	20,000	21,750
Industrial Conglomerates - 0.4%
Koppers, Inc. 9.875% 10/15/13 (e)	50,000	55,500
North American Energy Partners, Inc. 8.75% 12/1/11 (e)	20,000	21,450
Textron Financial Corp. 2.75% 6/1/06	55,000	55,001
Tyco International Group SA yankee:
6.375% 6/15/05	5,000	5,255
6.375% 2/15/06	20,000	21,293
6.75% 2/15/11	1,070,000	1,173,500
		1,331,999
Machinery - 0.1%
Columbus McKinnon Corp. 10% 8/1/10	10,000	11,075
Cummins, Inc.:
5.65% 3/1/98	15,000	10,800
9.5% 12/1/10 (e)	20,000	23,400
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Dresser, Inc. 9.375% 4/15/11	$ 15,000	$ 16,200
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	100,000	106,500
Manitowoc Co., Inc. 7.125% 11/1/13	50,000	53,250
Terex Corp. 7.375% 1/15/14 (e)	100,000	105,000
		326,225
Marine - 0.0%
OMI Corp. 7.625% 12/1/13	50,000	51,750
Road & Rail - 0.1%
CSX Corp. 7.45% 5/1/07	100,000	113,410
Kansas City Southern Railway Co. 7.5% 6/15/09	100,000	103,000
Quality Distribution LLC/QD Capital Corp. 9% 11/15/10 (e)	40,000	42,000
TFM SA de CV yankee 11.75% 6/15/09	90,000	91,575
		349,985
TOTAL INDUSTRIALS		5,045,395
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
Motorola, Inc.:
7.625% 11/15/10	200,000	233,687
8% 11/1/11	200,000	239,723
Nortel Networks Corp. 6.125% 2/15/06	50,000	52,000
Northern Telecom Ltd. yankee 6.875% 9/1/23	30,000	29,400
Stratus Technologies, Inc. 10.375% 12/1/08 (e)	80,000	84,800
		639,610
Electronic Equipment & Instruments - 0.0%
Jabil Circuit, Inc. 5.875% 7/15/10	20,000	21,050
PerkinElmer, Inc. 8.875% 1/15/13	20,000	23,100
Solectron Corp. 7.375% 3/1/06	55,000	57,200
		101,350
IT Services - 0.1%
Dex Media, Inc.:
0% 11/15/13 (c)(e)(f)	100,000	68,750
8% 11/15/13 (e)	10,000	10,250
Iron Mountain, Inc. 6.625% 1/1/16	70,000	67,900
		146,900
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	$ 20,000	$ 21,200
7.2% 4/1/16	165,000	170,775
7.625% 6/15/13	60,000	63,750
		255,725
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13	28,000	33,040
Amkor Technology, Inc. 7.75% 5/15/13	30,000	31,950
ChipPAC International Ltd. 12.75% 8/1/09	150,000	166,125
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	85,000	91,800
Viasystems, Inc. 10.5% 1/15/11 (e)	50,000	54,250
		377,165
TOTAL INFORMATION TECHNOLOGY		1,520,750
MATERIALS - 2.0%
Chemicals - 0.2%
Avecia Group PLC 11% 7/1/09	30,000	27,900
Berry Plastics Corp.:
10.75% 7/15/12	30,000	34,800
10.75% 7/15/12 (e)	50,000	58,000
Equistar Chemicals LP 6.5% 2/15/06	75,000	75,000
Equistar Chemicals LP/Equistar Funding Corp.:
10.625% 5/1/11 (e)	70,000	76,300
10.625% 5/1/11	75,000	81,375
Georgia Gulf Corp. 7.125% 12/15/13 (e)	30,000	30,600
Huntsman International LLC 9.875% 3/1/09	115,000	126,500
Millennium America, Inc.:
9.25% 6/15/08	20,000	21,850
9.25% 6/15/08 (e)	10,000	10,925
Nalco Co. 7.75% 11/15/11 (e)	130,000	136,825
OMNOVA Solutions, Inc. 11.25% 6/1/10	20,000	21,700
Resolution Performance Products LLC:
9.5% 4/15/10	20,000	20,500
13.5% 11/15/10	10,000	8,800
Solutia, Inc. 7.375% 10/15/27 (b)	20,000	9,400
		740,475
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	$ 200,000	$ 230,000
Containers & Packaging - 0.4%
Anchor Glass Container Corp. 11% 2/15/13	50,000	58,500
Blue Ridge Paper Products, Inc. 9.5% 12/15/08 (e)	20,000	20,550
BWAY Corp. 10% 10/15/10	10,000	11,000
Crown Cork & Seal, Inc. 8% 4/15/23	50,000	48,250
Graphic Packaging International, Inc.:
8.5% 8/15/11	220,000	240,900
9.5% 8/15/13	120,000	132,600
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	30,000	31,875
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	16,050
8.875% 2/15/09	50,000	54,250
Owens-Illinois, Inc.:
7.15% 5/15/05	60,000	61,500
7.35% 5/15/08	50,000	49,500
7.5% 5/15/10	95,000	97,375
7.8% 5/15/18	45,000	45,675
8.1% 5/15/07	110,000	115,500
Sealed Air Corp.:
5.625% 7/15/13 (e)	25,000	25,879
6.875% 7/15/33 (e)	55,000	59,054
Silgan Holdings, Inc. 6.75% 11/15/13 (e)	100,000	104,000
Tekni-Plex, Inc. 8.75% 11/15/13 (e)	50,000	53,625
		1,226,083
Metals & Mining - 0.2%
Corporacion Nacional del Cobre (Codelco):
5.5% 10/15/13 (e)	165,000	168,140
6.375% 11/30/12 (e)	335,000	369,013
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14 (e)	75,000	75,000
10.125% 2/1/10	80,000	92,200
Massey Energy Co. 6.625% 11/15/10 (e)	40,000	41,400
Peabody Energy Corp. 6.875% 3/15/13	20,000	21,450
Phelps Dodge Corp. 8.75% 6/1/11	40,000	48,600
Steel Dynamics, Inc. 9.5% 3/15/09	10,000	11,050
		826,853
Paper & Forest Products - 1.1%
Boise Cascade Corp. 8% 2/24/06	25,000	26,656
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Buckeye Technologies, Inc. 8.5% 10/1/13	$ 200,000	$ 216,000
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	14,438
7.5% 5/15/06	50,000	52,500
8% 1/15/24 (e)	130,000	131,950
8.125% 5/15/11	5,000	5,438
8.875% 5/15/31	10,000	10,850
9.625% 3/15/22	235,000	244,400
International Paper Co.:
4.25% 1/15/09	95,000	95,964
5.5% 1/15/14	235,000	238,965
5.85% 10/30/12	1,000,000	1,058,046
Millar Western Forest Products Ltd. 7.75% 11/15/13 (e)	20,000	21,100
Stone Container Corp.:
8.375% 7/1/12	200,000	218,000
9.75% 2/1/11	30,000	33,150
Weyerhaeuser Co. 5.25% 12/15/09	1,000,000	1,059,148
		3,426,605
TOTAL MATERIALS		6,450,016
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.7%
AT&T Corp.:
7% 11/15/06	45,000	50,004
8.75% 11/15/31	105,000	122,779
British Telecommunications PLC:
8.375% 12/15/10	190,000	230,246
8.875% 12/15/30	145,000	189,249
Cincinnati Bell, Inc. 8.375% 1/15/14	30,000	32,100
Empresa Brasil de Telecomm SA 11% 12/15/08 (e)	115,000	112,700
France Telecom SA 9% 3/1/11	1,200,000	1,444,432
Koninklijke KPN NV yankee 8% 10/1/10	500,000	599,233
Level 3 Communications, Inc. 10.5% 12/1/08	255,000	252,450
MCI Communications Corp.:
6.95% 8/15/06 (b)	100,000	81,000
7.75% 3/23/25 (b)	30,000	24,450
Primus Telecom Holding, Inc. 8% 1/15/14 (e)	30,000	29,700
Qwest Communications International, Inc.:
4.63% 2/15/09 (g)	40,000	40,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.: - continued
7.5% 2/15/14	$ 40,000	$ 39,310
Qwest Services Corp.:
13% 12/15/07 (e)	220,000	257,400
13.5% 12/15/10 (e)	20,000	24,000
14% 12/15/14 (e)	30,000	37,650
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	90,000	92,700
9.375% 6/1/08	5,000	5,225
Telefonica de Argentina SA:
9.125% 11/7/10	25,000	25,063
11.875% 11/1/07	33,000	36,135
Telenet Group Holding NV 0% 6/15/14 (c)(e)	80,000	50,200
TELUS Corp. yankee:
7.5% 6/1/07	200,000	223,970
8% 6/1/11	1,100,000	1,297,552
Triton PCS, Inc.:
8.75% 11/15/11	65,000	67,600
9.375% 2/1/11	5,000	5,288
U.S. West Communications 6.875% 9/15/33	15,000	14,025
		5,384,461
Wireless Telecommunication Services - 0.9%
American Tower Corp. 9.375% 2/1/09	135,000	143,775
AT&T Wireless Services, Inc. 8.75% 3/1/31	740,000	937,761
Centennial Communications Crop./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (e)(f)	60,000	58,500
Cingular Wireless LLC 7.125% 12/15/31	500,000	547,489
Crown Castle International Corp.:
7.5% 12/1/13 (e)	50,000	51,000
9.375% 8/1/11	65,000	71,825
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	50,000	57,000
Dobson Communications Corp. 8.875% 10/1/13	20,000	20,700
Globe Telecom, Inc. 9.75% 4/15/12	10,000	11,050
Kyivstar GSM 12.75% 11/21/05 (Reg. S)	50,000	54,750
Millicom International Cellular SA 10% 12/1/13 (e)	80,000	84,400
Nextel Communications, Inc.:
7.375% 8/1/15	150,000	161,625
9.375% 11/15/09	140,000	151,900
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.: - continued
9.5% 2/1/11	$ 60,000	$ 68,100
Nextel Partners, Inc. 8.125% 7/1/11	85,000	91,375
Rogers Wireless, Inc. 9.625% 5/1/11	56,000	68,040
SBA Communications Corp.:
10.25% 2/1/09	35,000	35,000
12% 3/1/08	8,000	8,660
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (e)	45,000	42,975
Western Wireless Corp. 9.25% 7/15/13	80,000	86,400
		2,752,325
TOTAL TELECOMMUNICATION SERVICES		8,136,786
UTILITIES - 2.0%
Electric Utilities - 1.2%
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	20,000	19,800
8.75% 4/15/12 (e)	90,000	91,175
10.25% 11/15/07 (e)	26,657	28,790
13% 11/15/07 (e)(g)	3,339	3,372
CMS Energy Corp.:
8.5% 4/15/11	45,000	48,656
9.875% 10/15/07	45,000	50,119
Dominion Resources, Inc. 8.125% 6/15/10	45,000	53,953
DTE Energy Co.:
6.375% 4/15/33	250,000	250,300
7.05% 6/1/11	50,000	56,657
Duke Capital Corp. 6.75% 2/15/32	1,400,000	1,405,148
Edison International 6.875% 9/15/04	15,000	15,330
FirstEnergy Corp.:
6.45% 11/15/11	80,000	83,791
7.375% 11/15/31	330,000	344,389
FPL Group Capital, Inc. 3.25% 4/11/06	30,000	30,499
Illinois Power Co. 11.5% 12/15/10	55,000	65,450
Oncor Electric Delivery Co.:
6.375% 5/1/12	45,000	49,709
6.375% 1/15/15	1,000,000	1,093,609
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co. 10.375% 11/1/05 (e)(g)	$ 50,000	$ 50,500
Southern California Edison Co. 8% 2/15/07	30,000	34,388
		3,775,635
Gas Utilities - 0.1%
ANR Pipeline, Inc. 9.625% 11/1/21	100,000	120,000
El Paso Energy Corp.:
6.75% 5/15/09	25,000	23,313
7.375% 12/15/12	5,000	4,600
7.75% 1/15/32	15,000	12,750
8.05% 10/15/30	95,000	82,294
Sonat, Inc.:
6.625% 2/1/08	20,000	18,525
6.75% 10/1/07	15,000	14,194
6.875% 6/1/05	85,000	86,169
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	30,000	30,600
		392,445
Multi-Utilities & Unregulated Power - 0.7%
AES Corp.:
8.375% 8/15/07	85,000	86,700
8.5% 11/1/07	40,000	40,800
8.75% 6/15/08	2,000	2,165
8.75% 5/15/13 (e)	30,000	33,525
8.875% 2/15/11	82,000	89,893
9% 5/15/15 (e)	30,000	33,825
9.375% 9/15/10	7,000	7,831
9.5% 6/1/09	19,000	21,209
10% 12/12/05 (e)	7,364	7,548
Calpine Corp. 8.5% 7/15/10 (e)	40,000	38,400
Constellation Energy Group, Inc. 7.6% 4/1/32	1,000,000	1,182,953
NRG Energy, Inc. 8% 12/15/13 (e)	70,000	73,325
Western Resources, Inc. 9.75% 5/1/07	30,000	34,350
Williams Companies, Inc.:
6.5% 8/1/06	10,000	10,313
6.75% 1/15/06	175,000	179,375
7.125% 9/1/11	5,000	5,200
7.625% 7/15/19	30,000	31,200
7.875% 9/1/21	35,000	36,663
8.125% 3/15/12	30,000	33,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.: - continued
8.625% 6/1/10	$ 30,000	$ 33,600
8.75% 3/15/32	15,000	16,650
		1,998,525
TOTAL UTILITIES		6,166,605
TOTAL NONCONVERTIBLE BONDS (Cost $68,990,275)		70,887,474
U.S. Government and Government Agency Obligations - 23.6%

U.S. Government Agency Obligations - 5.5%
Fannie Mae:
4.625% 10/15/13	3,000,000	3,008,469
5.125% 1/2/14	2,000,000	2,032,342
5.5% 7/18/12	500,000	514,417
6.25% 3/22/12	300,000	313,922
Federal Home Loan Bank 5.8% 9/2/08	3,910,000	4,300,015
Freddie Mac:
3.625% 9/15/08	4,090,000	4,137,514
5.25% 11/5/12	280,000	284,043
5.875% 3/21/11	2,095,000	2,285,381
6% 5/25/12	400,000	405,844
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		17,281,947
U.S. Treasury Obligations - 18.1%
U.S. Treasury Bonds:
6.125% 8/15/29	3,845,000	4,428,210
6.375% 8/15/27	210,000	247,693
8% 11/15/21	6,000,000	8,208,048
9% 11/15/18	200,000	291,602
U.S. Treasury Notes:
2.375% 8/15/06	3,000,000	3,019,452
2.625% 11/15/06	10,000,000	10,101,560
3.25% 1/15/09	8,000,000	8,035,312
4% 11/15/12	8,840,000	8,833,096
5% 2/15/11	405,000	437,526
5% 8/15/11	4,100,000	4,417,110
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6% 8/15/09	$ 3,000,000	$ 3,407,109
6.5% 2/15/10	4,500,000	5,245,488
TOTAL U.S. TREASURY OBLIGATIONS		56,672,206
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $73,477,380)		73,954,153
U.S. Government Agency - Mortgage Securities - 37.7%

Fannie Mae - 37.5%
4% 2/1/19 (f)	5,895,592	5,781,365
4.5% 5/1/18 to 9/1/33	21,877,481	21,715,717
4.5% 2/1/19 (f)	2,000,000	2,003,750
5% 1/1/33 to 12/1/33	23,808,700	23,670,736
5% 2/1/34 (f)	4,000,000	3,968,750
5.5% 11/1/16 to 10/1/17	666,284	692,038
5.5% 2/1/34 (f)	997,798	1,013,700
6.5% 6/1/15 to 2/1/33	3,630,904	3,846,813
6.5% 2/1/19 (f)	12,000,000	12,735,000
7% 8/1/31 to 11/1/32	3,696,686	3,921,032
7% 2/1/34 (f)	36,000,000	38,159,975
TOTAL FANNIE MAE		117,508,876
Government National Mortgage Association - 0.2%
7% 12/15/32	373,661	398,444
7% 2/1/34 (f)	177,954	189,688
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		588,132
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $117,731,196)		118,097,008
Asset-Backed Securities - 1.3%

ACE Securities Corp. Series 2003-FM1 Class M2, 2.9913% 11/25/32 (g)	40,000	40,706
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.48% 4/15/33 (g)	74,813	74,952
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE7 Class A3, 1.53% 12/15/33 (g)	$ 225,114	$ 225,465
Capital One Multi-Asset Execution Trust:
Series 2003-2B Class B2, 3.5% 2/17/09	60,000	61,054
Series 2003-A1 Class A1, 1.49% 1/15/09 (g)	200,000	200,891
Series 2003-B1 Class B1, 2.27% 2/17/09 (g)	120,000	121,825
Series 2003-B4 Class B4, 1.9% 7/15/11 (g)	90,000	90,405
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3% 10/25/33 (g)	30,000	30,948
Chase Credit Card Master Trust Series 2003-6 Class B, 1.45% 2/15/11 (g)	230,000	230,975
Citibank Credit Card Issuance Trust Series 2000-C2 Class C2, 1.77% 10/15/07 (g)	1,000,000	1,001,021
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (e)	174,028	174,620
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.48% 8/25/33 (g)	15,070	15,100
Class M1, 1.98% 8/25/33 (g)	25,000	25,311
Series 2003-4:
Class M1, 1.9413% 10/25/33 (g)	40,000	40,439
Class M2, 3% 10/25/33 (g)	45,000	45,803
Series 2003-5N Class A, 7.5% 1/27/34 (e)	22,161	21,939
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (e)	80,984	79,972
Series 2003-2N Class A, 8% 9/27/33 (e)	24,671	24,178
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 2.95% 7/25/33 (g)	45,000	46,354
MBNA Credit Card Master Note Trust:
Series 2003-B3 Class B3, 1.475% 1/18/11 (g)	285,000	285,190
Series 2003-B5 Class B5, 1.47% 2/15/11 (g)	200,000	201,000
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.2% 12/27/32 (g)	90,000	91,869
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (e)	35,862	35,940
Series 2003-HE1 Class M2, 3% 5/25/33 (g)	55,000	55,541
Series 2003-NC8 Class M1, 1.8% 9/25/33 (g)	35,000	34,924
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.1% 1/25/32 (g)	40,000	40,561
Series 2002-NC1 Class M1, 1.9% 2/25/32 (e)(g)	170,000	171,305
Series 2002-NC3 Class M1, 1.82% 8/25/32 (g)	75,000	75,557
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (e)	11,990	12,012
Series 2003-NC2 Class M2, 3.1% 2/25/33 (g)	40,000	41,340
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Dean Witter Capital I, Inc.:
Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (e)	$ 8,606	$ 8,618
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (e)	167,605	167,829
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.53% 1/25/33 (g)	60,593	60,757
Sears Credit Account Master Trust II Series 2002-4 Class A, 1.23% 8/18/09 (g)	100,000	99,892
TOTAL ASSET-BACKED SECURITIES (Cost $3,920,654)		3,934,293
Collateralized Mortgage Obligations - 2.2%

Private Sponsor - 2.0%
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.4191% 12/25/33 (g)	479,610	481,521
Class 2A1, 4.2507% 12/25/33 (g)	490,396	492,714
Series 2003-L Class 2A1, 4.0796% 1/25/34 (g)	2,787,209	2,793,089
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 0% 10/25/28 (g)(i)	2,566,051	32,137
Series 2003-G Class XA1, 1% 1/25/29 (i)	3,611,878	62,361
Series 2003-H Class XA1, 1% 11/25/28 (e)(i)	2,900,466	49,625
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	1,456,757	1,495,814
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B Class B8, 7.81% 7/10/35 (e)(g)	495,589	517,639
Series 2003-CB1:
Class B3, 2.56% 6/10/35 (e)(g)	44,581	44,938
Class B4, 2.76% 6/10/35 (e)(g)	39,628	39,942
Class B5, 3.36% 6/10/35 (e)(g)	29,721	29,949
Class B6, 3.86% 6/10/35 (e)(g)	14,860	14,972
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (e)(i)	7,319,403	83,487
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	131,831	136,274
TOTAL PRIVATE SPONSOR		6,274,462
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - 0.2%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	$ 17,026	$ 17,301
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	19,547	19,865
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8638% 10/16/23 (g)	25,000	27,062
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class Series 2003-75 Class LI, 5.5% 10/20/21 (i)	7,572,628	355,041
sequential pay Series 2003-59 Class D, 3.654% 10/16/27	115,000	109,151
TOTAL U.S. GOVERNMENT AGENCY		528,420
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,778,406)		6,802,882
Commercial Mortgage Securities - 1.0%

Banc of America Large Loan, Inc.:
floater Series 2003-BBA2:
Class C, 1.57% 11/15/15 (e)(g)	50,000	50,057
Class D, 1.65% 11/15/15 (e)(g)	80,000	80,122
Series 2003-BBA2:
Class F, 2% 11/15/15 (e)(g)	60,000	60,162
Class H, 2.5% 11/15/15 (e)(g)	50,000	50,168
Class J, 3.05% 11/15/15 (e)(g)	55,000	55,183
Class K, 3.7% 11/15/15 (e)(g)	50,000	49,756
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-BA1A Class A1, 1.38% 4/14/15 (e)(g)	294,856	294,719
COMM floater:
Series 2001-FL5A Class A2, 1.65% 11/15/13 (e)(g)	15,995	15,998
Series 2002-FL7 Class A2, 1.45% 11/15/14 (e)(g)	55,000	54,989
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	59,263
Series 2003-36 Class C, 4.254% 2/16/31	55,000	54,732
Series 2003-47 Class C, 4.227% 10/16/27	105,000	104,537
Series 2003-47 Class XA, 0.0211% 6/16/43 (g)(i)	6,666,379	316,653
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II Series 2003-C1 Class A2A, 3.59% 1/10/40	$ 65,000	$ 65,480
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (e)	200,000	184,438
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (e)	25,000	26,682
Class C4, 6.893% 5/15/16 (e)	500,000	557,199
Class E3, 7.253% 3/15/13 (e)	235,000	246,588
Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3, 4.445% 11/15/35	785,000	791,139
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,307,661)		3,117,865
Foreign Government and Government Agency Obligations - 1.4%

Argentinian Republic 1.162% 8/3/12 (g)	55,000	35,255
Bogota Distrito Capital 9.5% 12/12/06 (Reg. S)	15,000	16,200
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	529,507	515,607
par Z-L 6% 4/15/24	25,000	21,625
10% 8/7/11	120,000	130,200
11% 8/17/40	260,000	283,660
12% 4/15/10	15,000	17,700
12.25% 3/6/30	75,000	91,500
12.75% 1/15/20	15,000	18,750
Central Bank of Nigeria promissory note 5.092% 1/5/10	51,422	48,125
Chilean Republic:
5.5% 1/15/13	250,000	258,150
5.625% 7/23/07	100,000	107,375
Colombian Republic:
8.125% 5/21/24	35,000	31,719
10.5% 7/9/10	117,000	134,111
11.75% 2/25/20	55,000	66,688
Dominican Republic 9.5% 9/27/06 (Reg. S)	85,000	68,000
Ecuador Republic:
7% 8/15/30 (Reg. S) (d)	25,000	21,313
12% 11/15/12 (Reg. S)	125,000	123,750
euro par 4.75% 2/28/25 (d)	5,000	2,981
Lebanese Republic:
10.125% 8/6/08	10,000	11,150
11.625% 5/11/16 (Reg. S)	20,000	23,000
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Ontario Province 5.125% 7/17/12	$ 100,000	$ 105,532
Panamanian Republic:
Brady par 4.75% 7/17/26 (d)	10,000	8,300
9.625% 2/8/11	25,000	29,000
10.75% 5/15/20	80,000	96,400
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17	25,000	23,750
9.875% 1/15/19	190,000	196,650
Quebec Province 7.5% 9/15/29	100,000	127,213
Russian Federation 5% 3/31/30 (Reg. S) (d)	507,000	493,058
State of Israel 4.625% 6/15/13	20,000	19,238
Turkish Republic:
11% 1/14/13	110,000	136,813
11.75% 6/15/10	105,000	130,988
11.875% 1/15/30	15,000	20,963
United Mexican States:
4.625% 10/8/08	75,000	75,938
6.375% 1/16/13	85,000	88,953
7.5% 1/14/12	100,000	112,750
Uruguay Republic 7.25% 2/15/11	100,000	90,750
Venezuelan Republic:
10.75% 9/19/13 (e)	95,000	97,850
10.75% 9/19/13 (e)	105,000	108,150
13.625% 8/15/18	50,000	58,250
euro Brady par W-B 6.75% 3/31/20	250,000	230,625
Vietnamese Socialist Republic Brady par 3.5% 3/12/28 (d)	15,000	10,688
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,067,123)		4,288,718
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	20	400
TOTAL COMMON STOCKS (Cost $0)		400
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	530	$ 55,915
Series H, 11.75%	530	55,650
PRIMEDIA, Inc.:
Series D, 10.00%	425	41,650
Series H, 8.625%	1,000	92,500
		245,715
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $239,269)		245,715
Sovereign Loan Participations - 0.0%
	Principal Amount
Indonesian Republic loan participation:
Barclays Bank PLC 1.8125% 1/25/06 (g)	$ 50,000	46,750
Credit Suisse First Boston 2.125% 3/28/13 (g)	25,000	22,125
Deutsche Bank:
1.8125% 3/21/05 (g)	15,000	14,325
1.8125% 1/25/06 (g)	15,000	14,025
2.125% 3/28/13 (f)(g)	15,000	13,275
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $107,279)		110,500
Fixed-Income Funds - 10.9%
	Shares
Fidelity Ultra-Short Central Fund (h) (Cost $33,999,988)	341,900	34,056,659
Cash Equivalents - 18.9%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.04%, dated 1/30/04 due 2/2/04) (Cost $59,131,000)	$ 59,136,131	$ 59,131,000
TOTAL INVESTMENT PORTFOLIO - 119.7% (Cost $371,750,231)		374,626,667
NET OTHER ASSETS - (19.7)%		(61,758,272)
NET ASSETS - 100%		$ 312,868,395
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swap

Receive quarterly a notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communciations, Inc. 6.25% 3/15/11

	March 2009	$ 200,000	$ 297
Receive quarterly notional amount multiplied by .44% and pay JPMorgan Chase, Inc. upon default event of Lockheed Martin Corp., par value of the notional amount of Lockheed Martin Corp. 8.2% 12/1/09	Dec. 2008	1,000,000	(1,762)
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	300,000	(142)
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.07% 7/25/35	August 2007	25,000	250
TOTAL CREDIT DEFAULT SWAP		1,525,000	(1,357)
Swap Agreements - continued
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 1,000,000	$ 14,950
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 70 basis points with Lehman Brothers, Inc.	Feb. 2004	1,000,000	14,992
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 75 basis points with Bank of America	May 2004	1,000,000	16,457
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	April 2004	1,000,000	31,875
TOTAL TOTAL RETURN SWAP		4,000,000	78,274
		$ 5,525,000	$ 76,917
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,756,727 or 3.8% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $110,500 or 0.0% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $565,326,955 and $341,942,826, respectively, of which long-term U.S. government and government agency obligations aggregated $458,545,757 and $321,378,170, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $59,131,000) (cost $371,750,231) - See accompanying schedule		$ 374,626,667
Cash		2,970
Receivable for investments sold		289,190
Receivable for fund shares sold		604,412
Dividends receivable		1,062
Interest receivable		2,689,446
Unrealized gain on swap agreements		76,917
Prepaid expenses		712
Receivable from investment adviser for expense reductions		713
Total assets		378,292,089

Liabilities
Payable for investments purchased Regular delivery	$ 900,319
Delayed delivery	64,242,821
Payable for fund shares redeemed	74,339
Distributions payable	15,313
Accrued management fee	109,310
Other affiliated payables	61,604
Other payables and accrued expenses	19,988
Total liabilities		65,423,694

Net Assets		$ 312,868,395
Net Assets consist of:
Paid in capital		$ 309,231,525
Undistributed net investment income		88,187
Accumulated undistributed net realized gain (loss) on investments		595,330
Net unrealized appreciation (depreciation) on investments		2,953,353
Net Assets, for 29,594,002 shares outstanding		$ 312,868,395
Net Asset Value, offering price and redemption price per share ($312,868,395 ÷ 29,594,002 shares)		$ 10.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 6,996
Interest		3,558,839
Total income		3,565,835

Expenses
Management fee	$ 413,406
Transfer agent fees	233,428
Accounting fees and expenses	38,803
Non-interested trustees' compensation	348
Custodian fees and expenses	10,065
Registration fees	69,201
Audit	18,343
Legal	3,112
Miscellaneous	167
Total expenses before reductions	786,873
Expense reductions	(157,159)	629,714
Net investment income (loss)		2,936,121
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	612,335
Swap agreements	(1,337)
Total net realized gain (loss)		610,998
Change in net unrealized appreciation (depreciation) on: Investment securities	4,965,347
Swap agreements	78,161
Delayed delivery commitments	(138,750)
Total change in net unrealized appreciation (depreciation)		4,904,758
Net gain (loss)		5,515,756
Net increase (decrease) in net assets resulting from operations		$ 8,451,877

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2004	October 15, 2002 (commencement of operations) to
	(Unaudited)	July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,936,121	$ 1,155,369
Net realized gain (loss)	610,998	1,196,805
Change in net unrealized appreciation (depreciation)	4,904,758	(1,951,405)
Net increase (decrease) in net assets resulting from operations	8,451,877	400,769
Distributions to shareholders from net investment income	(2,896,111)	(1,105,904)
Distributions to shareholders from net realized gain	(461,703)	-
Total distributions	(3,357,814)	(1,105,904)
Share transactions Net proceeds from sales of shares	259,849,411	153,496,596
Reinvestment of distributions	3,262,189	1,022,553
Cost of shares redeemed	(36,152,841)	(72,998,441)
Net increase (decrease) in net assets resulting from share transactions	226,958,759	81,520,708
Total increase (decrease) in net assets	232,052,822	80,815,573

Net Assets
Beginning of period	80,815,573	-
End of period (including undistributed net investment income of $88,187 and undistributed net investment income of $48,177, respectively)	$ 312,868,395	$ 80,815,573
Other Information Shares
Sold	24,882,707	14,730,271
Issued in reinvestment of distributions	311,360	98,006
Redeemed	(3,462,279)	(6,966,063)
Net increase (decrease)	21,731,788	7,862,214

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2004
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.160	.232
Net realized and unrealized gain (loss)	.353	.269E
Total from investment operations	.513	.501
Distributions from net investment income	(.163)	(.221)
Distributions from net realized gain	(.060)	-
Total distributions	(.223)	(.221)
Net asset value, end of period	$ 10.57	$ 10.28
Total ReturnB,C	5.04%	5.01%
Ratios to Average Net AssetsG
Expenses before expense reductions	.81%A	1.01%A
Expenses net of voluntary waivers, if any	.65%A	.65%A
Expenses net of all reductions	.65%A	.65%A
Net investment income (loss)	3.02%A	2.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 312,868	$ 80,816
Portfolio turnover rate	329%A	423%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period October 15, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Total Bond Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Debt obligations may be placed on non-accrual status and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount, non-taxable dividends, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 3,749,990	|
Unrealized depreciation	(866,222)
Net unrealized appreciation (depreciation)	$ 2,883,768
Cost for federal income tax purposes	$ 371,742,899

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Swap Agreements - continued

extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll

Semiannual Report

2. Operating Policies - continued

Financing Transactions - continued

transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $148,097 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .65% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $155,858.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,301.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TBD-USAN-0304
1.789737.100

Fidelity®

Ultra-Short Bond

Fund

Semiannual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of January 31, 2004	As of July 31, 2003
U.S. Government and U.S. Government Agency Obligations 13.8%	U.S. Government and U.S. Government Agency Obligations 18.8%
AAA 21.6%	AAA 26.3%
AA 8.2%	AA 9.8%
A 15.4%	A 18.9%
BBB 8.4%	BBB 8.8%
BB and Below 0.6%	BB and Below 0.8%
Not Rated 1.8%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 30.2%	Short-Term Investments and Net Other Assets 14.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of January 31, 2004
6 months ago
Years	1.6	1.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2004
6 months ago
Years	0.5	0.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2004*	As of July 31, 2003**
Corporate Bonds 7.8%	Corporate Bonds 11.3%
U.S. Government and U.S. Government Agency Obligations 13.8%	U.S. Government and U.S. Government Agency Obligations 18.8%
Asset-Backed Securities 35.7%	Asset-Backed Securities 42.0%
CMOs and Other Mortgage Related Securities 12.5%	CMOs and Other Mortgage Related Securities 13.3%
Short-Term Investments and Net Other Assets 30.2%	Short-Term Investments and Net Other Assets 14.6%

* Foreign investments	2.9%	** Foreign investments	2.6%
* Futures and Swaps	15.0%	** Futures and Swaps	17.2%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 5.6%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 2.17% 8/8/06 (d)	$ 600,000	$ 607,408
Media - 1.2%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	900,000	1,002,073
Continental Cablevision, Inc. 8.3% 5/15/06	450,000	502,764
Cox Communications, Inc. 7.5% 8/15/04	500,000	514,719
Liberty Media Corp. 2.67% 9/17/06 (d)	1,000,000	1,011,998
Time Warner, Inc. 7.75% 6/15/05	1,000,000	1,075,184
Walt Disney Co. 4.875% 7/2/04	300,000	304,488
		4,411,226
TOTAL CONSUMER DISCRETIONARY		5,018,634
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.2%
Fred Meyer, Inc. 7.375% 3/1/05	900,000	950,099
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	300,000	316,817
TOTAL CONSUMER STAPLES		1,266,916
ENERGY - 0.1%
Oil & Gas - 0.1%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	50,000	50,000
Pemex Project Funding Master Trust 2.65% 1/7/05 (a)(d)	150,000	150,689
		200,689
FINANCIALS - 1.5%
Capital Markets - 0.1%
State Street Capital Trust II 1.68% 2/15/08 (d)	300,000	302,239
Consumer Finance - 0.3%
General Motors Acceptance Corp. 2.37% 10/20/05 (d)	1,000,000	1,009,248
John Deere Capital Corp. 1.77% 9/17/04 (d)	50,000	50,155
		1,059,403
Diversified Financial Services - 0.4%
Deutsche Telekom International Finance BV 8.25% 6/15/05	500,000	541,005
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Powergen US Funding LLC 4.5% 10/15/04	$ 335,000	$ 340,561
Sprint Capital Corp. 7.125% 1/30/06	500,000	539,884
		1,421,450
Insurance - 0.1%
St. Paul Companies, Inc. 7.875% 4/15/05	405,000	432,936
Real Estate - 0.5%
Arden Realty LP 8.875% 3/1/05	500,000	535,168
Duke Realty LP 6.875% 3/15/05	300,000	316,580
Mack-Cali Realty LP 7% 3/15/04	580,000	583,830
Regency Centers LP 7.125% 7/15/05	400,000	428,037
		1,863,615
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 1.6519% 6/2/06 (d)	500,000	503,598
TOTAL FINANCIALS		5,583,241
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.3%
Bombardier Capital, Inc. 7.5% 10/17/05 (a)	1,000,000	1,082,221
Air Freight & Logistics - 0.1%
FedEx Corp. 6.625% 2/12/04	200,000	200,226
Industrial Conglomerates - 0.2%
Tyco International Group SA yankee 6.375% 6/15/05	800,000	840,814
TOTAL INDUSTRIALS		2,123,261
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Boise Cascade Corp. 7.35% 10/11/04	270,000	276,041
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	500,000	550,020
France Telecom SA 8.45% 3/1/06	800,000	886,450
GTE Corp. 6.36% 4/15/06	1,000,000	1,082,137
Telefonica Europe BV 7.35% 9/15/05	500,000	541,133
TELUS Corp. yankee 7.5% 6/1/07	500,000	559,925
		3,619,665
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	$ 500,000	$ 547,415
TOTAL TELECOMMUNICATION SERVICES		4,167,080
UTILITIES - 0.6%
Electric Utilities - 0.6%
Cleveland Electric Illuminating Co./Toledo Edison Co. 7.67% 7/1/04	1,075,000	1,100,880
DTE Energy Co. 6% 6/1/04	435,000	441,217
Progress Energy, Inc. 6.75% 3/1/06	605,000	655,472
		2,197,569
TOTAL NONCONVERTIBLE BONDS (Cost $20,569,061)		20,833,431
U.S. Government Agency Obligations - 0.2%

Fannie Mae 0% 4/21/04 (c) (Cost $698,220)	700,000	698,449
U.S. Government Agency - Mortgage Securities - 3.5%

Fannie Mae - 3.5%
6.5% 10/1/07 to 9/1/32	6,900,989	7,324,479
6.5% 2/1/19 to 2/1/34 (b)	2,312,473	2,435,930
7% 8/1/17 to 5/1/32	3,127,422	3,337,969
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $12,994,580)		13,098,378
Asset-Backed Securities - 20.3%

ACE Securities Corp.:
Series 2002-HE2 Class M1, 1.95% 8/25/32 (d)	50,000	50,347
Series 2003-FM1 Class M2, 2.9913% 11/25/32 (d)	145,000	147,560
Series 2003-HE1:
Class A2, 1.51% 11/25/33 (d)	913,686	914,543
Class M1 1.75% 11/25/33 (d)	120,000	120,315
Class M2, 2.8% 11/25/33 (d)	75,000	75,000
Series 2003-HS1:
Class M1, 1.85% 6/25/33 (d)	50,000	50,000
Class M2, 2.85% 6/25/33 (d)	50,000	50,063
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
ACE Securities Corp.: - continued
Series 2003-NC1 Class M1, 1.88% 7/25/33 (d)	$ 100,000	$ 100,000
Series 2003-TC1 Class A2, 1.49% 6/25/33 (d)	123,907	124,221
AmeriCredit Automobile Receivables Trust:
Series 2000-D Class A4, 1.33% 9/12/07 (d)	416,617	416,965
Series 2001-C Class A3, 1.27% 4/12/06 (d)	161,198	161,280
Series 2001-D Class A3, 1.42% 9/12/06 (d)	382,110	382,315
Series 2002-A Class A3, 1.32% 10/12/06 (d)	222,500	222,473
Series 2003-AM Class A4B, 1.59% 11/6/09 (d)	600,000	603,006
Series 2003-BX Class A4B, 1.5% 1/6/10 (d)	140,000	141,216
Series 2003-CF Class A3, 2.75% 10/9/07	1,000,000	1,011,803
Ameriquest Mortgage Securities, Inc.:
Series 2002-4:
Class A2, 1.54% 2/25/33 (d)	111,586	111,934
Class M1, 2.1% 2/25/33 (d)	105,000	105,678
Series 2002-AR1:
Class A2, 1.42% 9/25/32 (d)	165,429	165,575
Class M2, 2.4% 9/25/32 (d)	90,000	90,376
Series 2003-1:
Class A2, 1.51% 2/25/33 (d)	186,104	186,585
Class M1, 2% 2/25/33 (d)	100,000	101,250
Series 2003-3 Class M1, 1.9% 3/25/33 (d)	75,000	75,469
Series 2003-6:
Class AV3, 1.42% 8/25/33 (d)	500,083	500,348
Class S, 5% 11/25/05 (g)	7,000,000	354,101
Series 2003-7 Class M1, 1.95% 8/25/33 (d)	140,000	141,631
Series 2003-AR1 Class M1, 2.25% 1/25/33 (d)	500,000	507,871
Amortizing Residential Collateral Trust:
Series 2000-BC3 Class M1, 1.7% 9/25/30 (d)	1,000,000	1,000,969
Series 2002-BC6 Class M1, 1.85% 8/25/32 (d)	100,000	99,000
Series 2002-BC7:
Class M1, 1.9% 10/25/32 (d)	100,000	100,000
Class M2, 2% 10/25/32 (d)	300,000	302,042
Series 2002-BC9 Class A2, 1.58% 12/25/32 (d)	165,801	166,511
AQ Finance NIMS Trust:
Series 2002-N5A Class NOTE, 1.53% 10/25/09 (a)(d)	17,044	17,052
Series 2003-N6A Class NOTE, 1.4413% 5/25/10 (a)(d)	252,950	252,950
Arc Net Interest Margin Trust Series 2002-5A Class A, 7.75% 7/27/32 (a)	61,146	61,299
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Argent Securities, Inc.:
Series 2003-W3 Class M2, 2.9% 9/25/33 (d)	$ 800,000	$ 821,413
Series 2003-W6 Class AV2, 1.47% 1/25/34 (d)	975,183	976,947
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE3 Class 2A, 1.5% 10/15/32 (d)	92,472	92,910
Series 2003-HE2:
Class A2, 1.48% 4/15/33 (d)	246,884	247,341
Class M1, 2% 4/15/33 (d)	1,000,000	1,013,334
Series 2003-HE3 Class A2, 1.45% 6/15/33 (d)	84,812	84,906
Series 2003-HE4:
Class A3, 1.32% 8/15/33 (d)	229,441	229,302
Class M2, 3.1% 8/15/33 (d)	285,000	291,407
Series 2003-HE5 Class A2A, 1.46% 8/15/33 (d)	435,118	435,707
Series 2003-HE6 Class M1, 1.7913% 11/25/33 (d)	215,000	215,595
Series 2003-HE7 Class A3, 1.53% 12/15/33 (d)	738,961	740,114
Associates Automobile Receivables Trust Series 2000-1 Class B, 7.83% 8/15/07	285,000	292,431
Bank One Issuance Trust:
Series 2002-B2 Class B2, 1.44% 5/15/08 (d)	100,000	100,179
Series 2002-B3 Class B, 1.46% 8/15/08 (d)	500,000	501,126
Bayview Commercial Asset Trust Series 2003-2 Class A, 1.7213% 12/25/33 (a)(d)	1,149,445	1,149,445
Bayview Financial Asset Trust Series 2000-F Class A, 1.6% 9/28/43 (d)	472,989	472,989
Capital Auto Receivables Asset Trust Series 2003-1 Class B1B, 1.57% 6/15/10 (a)(d)	383,232	380,642
Capital One Auto Finance Trust Series 2003-A Class A4B, 1.38% 1/15/10 (d)	425,000	424,873
Capital One Master Trust:
Series 2001-1 Class B, 1.61% 12/15/10 (d)	500,000	501,875
Series 2001-4 Class B, 1.47% 4/16/07 (d)	500,000	500,265
Series 2001-8A Class B, 1.65% 8/17/09 (d)	405,000	408,388
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.78% 7/15/08 (d)	1,035,000	1,040,227
Series 2003-B1 Class B1, 2.27% 2/17/09 (d)	1,135,000	1,152,257
CDC Mortgage Capital Trust:
Series 2001-HE1 Class A, 1.44% 1/25/32 (d)	149,020	148,830
Series 2002-HE3:
Class M1, 2.2% 3/25/33 (d)	299,999	305,982
Class M2, 3.35% 3/25/33 (d)	489,999	497,505
Series 2003-HE1 Class M2, 3.05% 8/25/33 (d)	215,000	219,455
Series 2003-HE2 Class A, 1.45% 10/25/33 (d)	592,552	593,323
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
CDC Mortgage Capital Trust: - continued
Series 2003-HE3:
Class M1, 1.8% 11/25/33 (d)	$ 104,999	$ 105,664
Class M2, 2.85% 11/25/33 (d)	80,000	80,493
Series 2003-HE4 Class A2, 1.33% 3/25/34 (d)	1,364,228	1,364,228
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 1.58% 3/16/09 (d)	200,000	201,372
Series 2002-6 Class B, 1.45% 1/15/08 (d)	150,000	150,283
CIT Home Equity Loan Trust Series 2003-1 Class AIO, 5% 3/1/04 (g)	1,634,875	6,098
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 1.77% 10/15/07 (d)	900,000	900,919
Series 2001-B2 Class B2, 1.6413% 12/10/08 (d)	615,000	619,070
Series 2002-C1 Class C1, 2.16% 2/9/09 (d)	900,000	910,502
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.53% 5/25/33 (d)	310,812	311,300
Series 2003-SD3 Class A1, 1.5613% 12/25/32 (a)(d)	221,909	222,645
Discover Card Master Trust I Series 2003-4 Class B1, 1.47% 5/16/11 (d)	550,000	550,000
Fannie Mae guaranteed REMIC pass thru certificates Series 2002-T15 Class S1, 5.25% 4/25/05 (g)	773,535	40,490
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M1, 1.78% 11/25/33 (d)	100,000	100,000
Series 2004-1 Class M2, 0% 1/25/35 (b)(d)	250,000	250,000
First Security Auto Owner Trust Series 2000-1 Class A4, 7.4% 10/17/05	107,556	107,813
First USA Credit Card Master Trust:
Series 1997-2 Class B, 1.43% 1/17/07 (d)	150,000	150,063
Series 2001-2 Class B, 1.46% 11/20/06 (d)	100,000	100,026
First USA Secured Note Trust Series 2001-3 Class C, 2.15% 11/19/08 (a)(d)	785,000	793,617
Fleet Credit Card Master Trust II Series 2001-C Class A, 3.86% 3/15/07	270,000	274,050
Ford Credit Auto Owner Trust Series 2003-B Class B2, 1.53% 10/15/07 (d)	650,000	653,079
GE Business Loan Trust Series 2003-1 Class A, 1.53% 4/15/31 (a)(d)	329,991	330,610
Gracechurch Card Funding #5 PLC Series 5:
Class B, 1.3925% 8/15/08 (d)	80,000	80,025
Class C, 2.0925% 8/15/08 (d)	295,000	295,738
GS Mortgage Securities Corp.:
Series 2003-FM1 Class M1, 1.92% 3/20/33 (d)	750,000	757,654
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp.: - continued
Series 2004-FM1:
Class M1, 1.76% 11/25/33 (d)	$ 195,000	$ 195,183
Class M2, 2.51% 11/25/33 (d)	135,000	135,422
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (a)	199,189	199,866
GSAMP Trust Series 2002-NC1 Class A2, 1.42% 7/25/32 (d)	409,701	410,485
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.54% 2/25/33 (d)	58,594	58,570
Series 2002-4 Class A3, 1.58% 3/25/33 (d)	495,461	497,831
Series 2002-5:
Class A3, 1.62% 5/25/33 (d)	613,702	616,998
Class M1, 2.3% 5/25/33 (d)	200,000	204,823
Series 2003-1:
Class A2, 1.57% 6/25/33 (d)	1,155,361	1,156,259
Class M1, 2.1413% 6/25/33 (d)	300,000	303,564
Series 2003-2:
Class A2, 1.48% 8/25/33 (d)	48,979	49,076
Class M1, 1.98% 8/25/33 (d)	80,000	80,994
Series 2003-3:
Class A2, 1.46% 8/25/33 (d)	321,763	322,267
Class M1, 1.96% 8/25/33 (d)	330,000	333,907
Series 2003-4:
Class M1, 1.9413% 10/25/33 (d)	170,000	171,867
Class M2, 3% 10/25/33 (d)	200,000	203,569
Series 2003-5:
Class M1, 1.8% 12/25/33 (d)	160,000	160,000
Class M2, 2.83% 12/25/33 (d)	70,000	70,749
Series 2003-7 Class A2, 1.5213% 3/25/34 (d)	831,086	832,920
Series 2003-8 Class M1, 1.87% 4/25/34 (d)	260,000	260,260
Home Equity Asset Trust NIMS Trust Series 2002-4N Class A, 8% 5/27/33 (a)	80,984	79,972
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 1.39% 8/15/08 (d)	500,000	500,000
Household Credit Card Master Trust I Series 2002-1 Class B, 1.75% 7/15/08 (d)	300,000	302,113
Household Home Equity Loan Trust:
Series 2002-3 Class A, 1.55% 7/20/32 (d)	158,538	158,707
Series 2003-1 Class M, 1.73% 10/20/32 (d)	129,378	129,701
Series 2003-2:
Class A, 1.43% 9/20/33 (d)	602,571	602,524
Class M, 1.68% 9/20/33 (d)	285,785	286,187
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Household Mortgage Loan Trust:
Series 2002-HC1:
Class A, 1.4% 5/20/32 (d)	$ 292,645	$ 293,231
Class M, 1.75% 5/20/32 (d)	139,771	140,183
Series 2003-HC1:
Class A, 1.45% 2/20/33 (d)	489,090	489,695
Class M, 1.75% 2/20/33 (d)	258,519	259,284
Series 2003-HC2:
Class A2, 1.43% 6/20/33 (d)	536,511	537,139
Class M, 1.7% 6/20/33 (d)	443,381	446,626
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class A, 1.27% 1/18/11 (d)	1,000,000	1,001,552
Series 2002-3 Class B, 2.35% 9/15/09 (d)	50,000	50,232
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 1.34% 12/17/07 (d)	500,000	499,938
Keycorp Student Loan Trust Series 1999-A Class A2, 1.5% 12/27/09 (d)	397,474	398,419
Long Beach Asset Holdings Corp. NIMS Trust Series 2002-4 Class NOTE, 1.8% 10/26/09 (a)(d)	53,254	53,254
Long Beach Mortgage Loan Trust:
Series 2001-4:
Class 2M1, 2.05% 3/25/32 (d)	765,000	771,944
Class M2, 2.75% 3/25/32 (d)	215,000	216,883
Series 2003-1:
Class A2, 1.5% 3/25/33 (d)	206,741	207,260
Class M1, 2.02% 3/25/33 (d)	300,000	304,289
Series 2003-2 Class M1, 1.92% 6/25/33 (d)	500,000	502,531
Series 2003-3:
Class A, 1.42% 7/25/33 (d)	749,004	749,394
Class M1, 1.85% 7/25/33 (d)	340,000	342,376
MASTR ABS NIMS Trust:
Series 2002-OPT1 Class NOTE, 1.6913% 11/26/07 (a)(d)	43,029	43,070
Series 2003-OPT1 Class NOTE, 1.5213% 2/26/08 (a)(d)	151,304	151,351
MBNA Asset Backed Note Trust:
Series 1999-C Class C, 1.9% 10/16/06 (a)(d)	250,000	250,224
Series 1999-G Class C, 1.9% 12/15/06 (a)(d)	250,000	250,283
Series 2000-K Class C, 1.9% 3/17/08 (a)(d)	1,000,000	1,002,500
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 1.475% 10/15/08 (d)	1,250,000	1,251,855
Series 2001-B2 Class B2, 1.46% 1/15/09 (d)	1,000,000	1,003,038
Series 2002-B2 Class B2, 1.48% 10/15/09 (d)	1,034,000	1,038,382
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
MBNA Credit Card Master Note Trust: - continued
Series 2002-B4 Class B4, 1.6% 3/15/10 (d)	$ 200,000	$ 201,685
Series 2003-B3 Class B3, 1.475% 1/18/11 (d)	75,000	75,050
Series 2003-B5 Class B5, 1.47% 2/15/11 (d)	420,000	422,100
MBNA Master Credit Card Trust II:
Series 1997-J Class B, 1.4% 2/15/07 (d)	500,000	500,348
Series 1998-E Class B, 1.45% 9/15/10 (d)	200,000	200,667
Series 1998-G Class B, 1.5% 2/17/09 (d)	500,000	500,914
Series 1999-C Class B, 1.56% 10/16/06 (a)(d)	1,000,000	999,680
Merrill Lynch Mortgage Investors, Inc.:
Series 2002-HE1N Class N1, 1.7% 11/25/09 (a)(d)	93,483	93,699
Series 2003-HE1 Class A1, 1.5913% 7/25/34 (d)	1,121,982	1,123,121
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.2% 12/27/32 (d)	125,000	127,596
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	35,862	35,940
Series 2003-HE1 Class M2, 3% 5/25/33 (d)	225,000	227,212
Series 2003-NC10 Class M1, 1.78% 9/26/33 (d)	330,000	329,709
Series 2003-NC6 Class M2, 3.05% 6/27/33 (d)	630,000	643,795
Series 2003-NC8 Class M1, 1.8% 9/25/33 (d)	120,000	119,739
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 1.95% 2/25/32 (d)	800,000	810,551
Class M2, 2.5% 2/25/32 (d)	500,000	503,223
Series 2001-NC3 Class M2, 2.6% 10/25/31 (d)	225,000	227,090
Series 2001-NC4:
Class M1, 2.1% 1/25/32 (d)	140,000	141,963
Class M2, 2.75% 1/25/32 (d)	105,000	106,412
Series 2002-AM3:
Class A3, 1.59% 2/25/33 (d)	166,806	167,614
Class M1, 2.05% 2/25/33 (d)	150,000	152,142
Series 2002-HE1 Class M1, 1.7% 7/25/32 (d)	145,000	145,369
Series 2002-HE2 Class M2, 2.35% 8/25/32 (d)	100,000	100,287
Series 2002-NC3 Class M1, 1.82% 8/25/32 (d)	100,000	100,743
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	42,822	42,902
Series 2002-OP1 Class M1, 1.85% 9/25/32 (d)	95,000	95,551
Series 2003-NC1 Class M2, 3.15% 11/25/32 (d)	130,000	133,323
Series 2003-NC2 Class M2, 3.1% 2/25/33 (d)	165,000	170,526
Navistar Financial Corp. Owner Trust Series 2001-B Class B, 4.83% 11/17/08	725,470	740,913
New Century Home Equity Loan Trust:
Series 2000-NC1 Class M3, 3.2% 4/25/30 (d)	460,000	440,450
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
New Century Home Equity Loan Trust: - continued
Series 2003-2:
Class A2, 1.53% 1/25/33 (d)	$ 213,671	$ 214,248
Class AIO, 5.5% 3/25/05 (g)	13,302,840	585,325
Nissan Auto Lease Trust Series 2003-A Class A3A, 1.29% 6/15/09 (d)	1,000,000	1,001,383
NovaStar CAPS Trust Series 2002-C1 Class A, 7.15% 9/25/31 (a)	8,291	8,291
Novastar Mortgage Funding Trust Series 2003-3 Class A3, 1.55% 12/25/33 (d)	898,985	901,232
Onyx Acceptance Owner Trust Series 2003-D Class A3, 2.4% 12/15/07	470,000	472,895
Option One Mortgage Loan Trust Series 2003-6 Class M1, 1.7913% 11/25/33 (d)	1,025,000	1,031,286
Providian Gateway Master Trust Series 2002-B Class A, 1.8% 6/15/09 (a)(d)	400,000	401,198
Residential Asset Mortgage Products, Inc. Series 2003-RP2 Class A1, 1.55% 9/25/33 (a)(d)	450,813	451,236
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5% 4/25/33 (d)	170,946	171,391
Sears Credit Account Master Trust II:
Series 1995-5 Class A, 6.05% 1/15/08	62,500	62,622
Series 1998-2 Class A, 5.25% 10/16/08	187,500	190,313
Series 2001-2 Class B, 1.39% 6/16/08 (d)	300,000	299,667
Series 2002-4:
Class A, 1.23% 8/18/09 (d)	800,000	799,133
Class B, 1.525% 8/18/09 (d)	1,080,000	1,078,155
Series 2002-5 Class B, 2.35% 11/17/09 (d)	500,000	500,979
Specialty Underwriting & Residential Finance Series 2003-BC3 Class M1, 1.75% 8/25/34 (d)	1,000,000	1,007,506
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.55% 3/15/11 (a)(d)	675,000	675,000
Terwin Mortgage Trust:
Series 2003 8HE, Class A, 1.61% 12/25/34 (d)	466,353	466,991
Series 2003-4HE Class A1, 1.5713% 9/25/34 (d)	1,044,272	1,045,658
Series 2003-6HE Class A1, 1.57% 11/25/33 (d)	374,713	374,713
Series 2004-1HE Class A, 0% 2/25/35 (b)(d)	445,000	445,000
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	500,000	504,923
WFS Financial Owner Trust Series 2000-B Class A4, 7.84% 2/20/06	1,043,822	1,047,723
TOTAL ASSET-BACKED SECURITIES (Cost $75,686,826)		76,102,184
Collateralized Mortgage Obligations - 8.4%
	Principal Amount	Value (Note 1)
Private Sponsor - 3.2%
Countrywide Home Loans, Inc. sequential pay Series 2002-5 Class 2A1, 6% 4/25/17	$ 247,814	$ 249,500
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 1.9433% 4/15/13 (a)(d)	235,000	231,470
Granite Mortgages 2004-1 PLC floater Series 2004-1:
Class 1B, 1.3175% 3/20/44 (d)	95,000	95,000
Class 1C, 2.0075% 3/20/44 (d)	280,000	280,000
Class 1M, 1.5175% 3/20/44 (d)	130,000	130,000
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 1.5313% 3/25/28 (d)	493,293	494,028
Class 2A2, 1.7494% 3/25/28 (d)	176,176	177,224
Series 2003-B Class A1, 1.4813% 4/25/28 (d)	457,408	458,437
Series 2003-E Class A2, 1.5313% 10/25/28 (d)	946,684	950,900
Series 2003-F Class A2, 1.5525% 10/25/28 (d)	969,442	971,108
Series 2003-G Class XA1, 1% 1/25/29 (g)	5,018,561	86,648
Permanent Financing PLC floater Series 3 Class 1C, 2.1297% 6/10/42 (d)	1,000,000	1,000,467
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	839,778	862,293
Series 2003-RP1 Class A, 1.6% 4/25/34 (d)	408,733	410,323
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2002-A:
Class B4, 2.91% 10/10/34 (a)(d)	98,679	99,850
Class B5, 3.46% 10/10/34 (a)(d)	98,679	99,918
Class B6, 3.96% 10/10/34 (a)(d)	98,679	100,098
Series 2003-A:
Class B4, 2.91% 3/10/35 (a)(d)	98,827	100,433
Class B5, 3.46% 3/10/35 (a)(d)	98,827	100,410
Residential Funding Mortgage Securities I, Inc. floater Series 2002-S15 Class A3, 1.7% 9/25/32 (d)	8,196	8,202
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(g)	19,252,833	219,604
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 1.53% 9/20/33 (d)	950,203	950,828
Series 2004-1 Class A, 1.47% 2/20/34 (d)	665,000	665,000
WAMU Mortgage pass thru certificates Series 2002-S6 Class A25, 6% 10/25/32	559,309	568,275
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	$ 175,939	$ 181,868
Wells Fargo Mortgage Backed Securities Trust Series 2001-30 Class A1, 6% 12/25/31	2,530,812	2,558,054
TOTAL PRIVATE SPONSOR		12,049,938
U.S. Government Agency - 5.2%
Fannie Mae:
floater Series 2002-89 Class F, 1.4413% 1/25/33 (d)	364,798	365,168
planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	355,295	362,526
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2002-11 Class QF, 1.6413% 3/25/32 (d)	408,997	410,896
Series 2002-36 Class FT, 1.6413% 6/25/32 (d)	366,214	368,416
Series 2002-64 Class FE, 1.5% 10/18/32 (d)	216,159	215,267
Series 2002-74 Class FV, 1.5913% 11/25/32 (d)	238,024	239,193
Series 2003-11:
Class DF, 1.5913% 2/25/33 (d)	399,767	401,394
Class EF, 1.5913% 2/25/33 (d)	400,850	399,417
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30	353,347	364,275
Series 2001-68 Class PE, 6% 6/25/27	804,791	808,179
Series 2001-76 Class UG, 5% 11/25/10	48,092	48,062
Series 2002-52 Class PA, 6% 4/25/31	71,213	72,955
Series 2002-55 Class QB, 5.5% 8/25/12	152,224	153,586
Series 2002-9 Class PB, 6% 11/25/14	620,157	629,076
Series 2002-38 Class QB, 5.75% 7/25/13	5,508	5,504
Series 2002-50 Class LE, 7% 12/25/29	119,715	123,498
Series 2003-71 Class Z, 4.5% 8/25/18	141,959	140,539
Series 2003-76 Class GZ, 4.5% 8/25/18	74,297	74,272
Series 2003-88 Class WZ, 4.5% 9/25/18	94,903	95,110
Freddie Mac planned amortization class:
Series 2256 Class MB, 7.25% 5/15/30	711,768	730,350
Series 2517 Class TL, 4.5% 4/15/26	1,000,000	1,005,555
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 1.5% 11/15/32 (d)	106,526	106,066
Series 2538 Class FB, 1.5% 12/15/32 (d)	436,327	436,908
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
floater:
Series 2551 Class FH, 1.55% 1/15/33 (d)	$ 257,051	$ 257,970
planned amortization class:
Series 1610 Class PL, 6.5% 4/15/22	211,862	212,991
Series 1675 Class H, 6.375% 10/15/22	155,892	157,431
Series 1732 Class H, 6.5% 11/15/22	218,784	220,395
Series 2376 Class JC, 5.5% 2/15/14	1,153,822	1,166,073
Series 2398 Class DK, 6.5% 1/15/31	686,892	702,227
Series 2430 Class OB, 6% 10/15/26	463,530	467,728
Series 2435 Class EL, 6% 9/15/27	1,501,700	1,514,682
Series 2439 Class LU, 5.5% 6/15/25	595,673	599,279
Series 2478 Class ES, 5.5% 3/15/26	386,516	387,780
sequential pay:
Series 2303 Class VT, 6% 2/15/12	199,634	201,111
Series 2447 Class LG, 5.5% 12/15/13	23,289	23,324
Series 2448 Class D, 5.5% 5/15/12	377,866	380,443
Series 2474:
Class EC, 5.5% 1/15/28	49,291	49,340
Class ED, 5.5% 1/15/28	73,857	73,929
Series 2489 Class MA, 5% 12/15/12	167,192	167,649
Series 1803 Class A, 6% 12/15/08	424,916	440,401
Series 2473 Class JB, 5.5% 2/15/29	870,821	879,600
Series 2496 Class OC, 5.5% 9/15/14	2,740,000	2,824,397
Series 2617 Class AZ, 4.5% 5/15/18	66,890	66,858
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 1.5% 1/16/27 (d)	245,861	246,906
planned amortization class:
Series 1999-17 Class PC, 6.5% 10/16/27	173,219	174,885
Series 2001-5 Class PT, 6.5% 9/20/27	274,933	276,625
Series 2002-49 Class BC, 5.5% 5/20/26	147,153	147,507
Series 2002-57 Class PJ, 6% 1/20/29	113,856	115,535
TOTAL U.S. GOVERNMENT AGENCY		19,311,278
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,454,416)		31,361,216
Commercial Mortgage Securities - 4.4%
	Principal Amount	Value (Note 1)
Banc of America Large Loan, Inc.:
floater:
Series 2002-FL2A Class A2, 1.44% 9/8/14 (a)(d)	$ 200,000	$ 200,016
Series 2003-BBA2:
Class C, 1.57% 11/15/15 (a)(d)	70,000	70,079
Class D, 1.65% 11/15/15 (a)(d)	110,000	110,168
Series 2003-BBA2:
Class A3, 1.42% 11/15/15 (a)(d)	340,000	340,173
Class F, 2% 11/15/15 (a)(d)	80,000	80,216
Class H, 2.5% 11/15/15 (a)(d)	70,000	70,235
Class J, 3.05% 11/15/15 (a)(d)	70,000	70,232
Class K, 3.7% 11/15/15 (a)(d)	65,000	64,683
Bayview Commercial Asset Trust floater Series 2003-1 Class A, 1.7213% 8/25/33 (a)(d)	464,921	464,921
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A Class A1, 1.38% 4/14/15 (a)(d)	687,997	687,677
Series 2003-WEST Class A, 1.72% 1/3/15 (a)(d)	380,620	380,620
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 1.48% 2/15/12 (a)(d)	800,000	800,966
COMM floater:
Series 2000-FL3A:
Class B, 1.47% 11/15/12 (a)(d)	799,826	799,108
Class C, 1.86% 11/15/12 (a)(d)	700,000	697,661
Series 2001-FL5A:
Class A2, 1.65% 11/15/13 (a)(d)	52,782	52,794
Class B, 2% 11/15/13 (a)(d)	700,000	701,481
Series 2002-FL6:
Class K4M, 3.1% 6/14/14 (a)(d)	100,000	99,952
Class L4M, 3.4% 6/14/14 (a)(d)	100,000	100,096
Class M4M, 3.85% 6/14/14 (a)(d)	100,000	100,020
Series 2002-FL7:
Class A2, 1.45% 11/15/14 (a)(d)	185,000	184,962
Class C, 1.6% 11/15/14 (a)(d)	555,000	553,937
Class F, 2.4% 11/15/14 (a)(d)	1,000,000	1,003,663
Class H, 3.35% 11/15/14 (a)(d)	150,000	148,336
Series 2003-FL9 Class B, 1.6% 11/15/15 (a)(d)	1,195,000	1,195,359
CS First Boston Mortgage Securities Corp.:
floater Series 2001-TFLA:
Class A2, 1.7% 12/15/11 (a)(d)	483,763	483,593
Class B, 2% 12/15/11 (a)(d)	345,000	344,586
Series 2002-TFLA Class C, 1.66% 11/18/12 (a)(d)	255,000	254,841
Series 2003-TF2A Class A2, 1.42% 11/15/14 (a)(d)	700,000	700,000
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
GGP Mall Properties Trust floater Series 2001-C1A Class A1, 1.7% 11/15/11 (a)(d)	$ 200,428	$ 200,843
Greenwich Capital Commercial Funding Corp. Series 2003-FL1 Class MCH, 4.37% 7/5/18 (a)(d)	140,761	140,761
GS Mortgage Securities Corp. II Series 2000-GSFL Class A, 1.4425% 8/15/12 (a)(d)	274,884	274,891
GS Mortgage Trust II floater Series 2001-FL4A:
Class A, 1.36% 12/15/10 (a)(d)	96,189	96,165
Class B, 1.46% 12/15/10 (a)(d)	113,425	113,398
John Hancock Tower Mortgage Trust Series 2003-C5A Class B, 3.6585% 4/10/15 (a)(d)	420,000	415,178
KSL Resorts Series 2003-1A:
Class A, 1.65% 5/15/13 (a)(d)	200,000	200,000
Class B, 1.8% 5/15/13 (a)(d)	200,000	200,000
Class K, 3.75% 5/15/13 (a)(d)	200,000	200,510
Class L, 3.95% 5/15/13 (a)(d)	200,000	200,509
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater:
Series 2001-LLFA Class A, 1.34% 8/16/13 (a)(d)	664,920	664,892
Series 2003-LLFA Class C, 1.8% 12/16/14 (a)(d)	110,000	110,000
Series 2001-LLFA Class C, 1.45% 8/16/13 (a)(d)	300,000	299,983
Series 2003-C4A Class H, 4.11% 7/11/15 (a)(d)	940,424	940,424
Series 2003-LLFA Class A2, 1.49% 12/16/14 (a)(d)	490,000	490,000
Morgan Stanley Dean Witter Capital I Trust floater Series 2001-XLF Class A2, 1.67% 10/7/13 (a)(d)	410,145	410,211
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2003-CDCA:
Class HBST, 2.7% 2/15/15 (a)(d)	80,000	80,000
Class HEXB, 3% 2/15/15 (a)(d)	30,000	30,000
Class JBST, 2.9% 2/15/15 (a)(d)	60,000	60,000
Class JEXB, 3.2% 2/15/15 (a)(d)	50,000	50,000
Class KBST, 3.25% 2/15/15 (a)(d)	35,000	35,000
Class KEXB, 3.6% 2/15/15 (a)(d)	40,000	40,000
SDG Macerich Properties LP floater Series 2000-1 Class A3, 1.5025% 5/15/09 (a)(d)	500,000	499,773
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,491,452)		16,512,913
Municipal Securities - 0.3%
	Principal Amount	Value (Note 1)
Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 1.9%, VRDN (d)(f) (Cost $1,000,000)	$ 1,000,000	$ 1,000,000
Commercial Paper - 0.2%

Motorola, Inc. 1.38% 2/26/04 (Cost $899,103)	900,000	899,214
Fixed-Income Funds - 39.9%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $149,099,489)	1,501,320	149,546,525
Cash Equivalents - 13.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.04%, dated 1/30/04 due 2/2/04) (Cost $51,591,000)	$ 51,595,477	51,591,000
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $360,484,147)		361,643,310
NET OTHER ASSETS - 3.4%		12,769,025
NET ASSETS - 100%		$ 374,412,335
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
63 Eurodollar 90 Day Index Contracts	June 2004	$ 62,785,800	$ 34,922
66 Eurodollar 90 Day Index Contracts	Sept. 2004	65,727,750	28,817
65 Eurodollar 90 Day Index Contracts	Dec. 2004	64,666,875	42,793
59 Eurodollar 90 Day Index Contracts	March 2004	58,825,950	80,093
22 Eurodollar 90 Day Index Contracts	March 2005	21,863,875	4,313
			190,938
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
6 Eurodollar 90 Day Index Contracts	June 2005	$ 5,956,725	$ (7,257)
3 Eurodollar 90 Day Index Contracts	Sept. 2005	2,975,663	(2,266)
2 Eurodollar 90 Day Index Contracts	Dec. 2005	1,982,225	(1,985)
1 Eurodollar 90 Day Index Contracts	March 2006	990,538	(1,819)
1 Eurodollar 90 Day Index Contracts	June 2006	990,013	(1,944)
1 Eurodollar 90 Day Index Contracts	Sept. 2006	989,513	(2,044)
			(17,315)
TOTAL EURODOLLAR CONTRACTS			$ 173,623
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 400,000	$ 7,010
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $26,644,332 or 7.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $698,449.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $164,011,772 and $74,397,295, respectively, of which long-term U.S. government and government agency obligations aggregated $57,451,189 and $54,243,247, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $51,591,000) (cost $360,484,147) - See accompanying schedule		$ 361,643,310
Cash		22
Receivable for investments sold		14,943,335
Receivable for fund shares sold		2,747,399
Interest receivable		928,912
Receivable for daily variation on futures contracts		21,237
Unrealized gain on swap agreements		7,010
Prepaid expenses		1,384
Receivable from investment adviser for expense reductions		8,009
Other affiliated receivables		729
Other receivables		1,080
Total assets		380,302,427

Liabilities
Payable for investments purchased Regular delivery	$ 1,303,249
Delayed delivery	3,135,899
Payable for fund shares redeemed	1,214,356
Distributions payable	43,217
Accrued management fee	129,839
Other affiliated payables	48,535
Other payables and accrued expenses	14,997
Total liabilities		5,890,092

Net Assets		$ 374,412,335
Net Assets consist of:
Paid in capital		$ 373,097,348
Distributions in excess of net investment income		(5,175)
Accumulated undistributed net realized gain (loss) on investments		(19,634)
Net unrealized appreciation (depreciation) on investments		1,339,796
Net Assets, for 37,202,795 shares outstanding		$ 374,412,335
Net Asset Value, offering price and redemption price per share ($374,412,335 ÷ 37,202,795 shares)		$ 10.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Interest		$ 2,858,273

Expenses
Management fee	$ 682,744
Transfer agent fees	223,166
Accounting fees and expenses	43,443
Non-interested trustees' compensation	655
Custodian fees and expenses	3,692
Registration fees	45,492
Audit	14,349
Legal	2,572
Miscellaneous	360
Total expenses before reductions	1,016,473
Expense reductions	(137,049)	879,424
Net investment income (loss)		1,978,849
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(33,759)
Futures contracts	85,631
Swap agreements	1,792
Total net realized gain (loss)		53,664
Change in net unrealized appreciation (depreciation) on: Investment securities	1,017,620
Futures contracts	100,325
Swap agreements	3,815
Total change in net unrealized appreciation (depreciation)		1,121,760
Net gain (loss)		1,175,424
Net increase (decrease) in net assets resulting from operations		$ 3,154,273

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	August 29, 2002 (commencement of operations) to July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,978,849	$ 1,708,506
Net realized gain (loss)	53,664	61,931
Change in net unrealized appreciation (depreciation)	1,121,760	218,036
Net increase (decrease) in net assets resulting from operations	3,154,273	1,988,473
Distributions to shareholders from net investment income	(1,914,682)	(1,913,077)
Share transactions Net proceeds from sales of shares	260,779,229	330,589,127
Reinvestment of distributions	1,722,053	1,643,470
Cost of shares redeemed	(114,565,082)	(107,155,542)
Net increase (decrease) in net assets resulting from share transactions	147,936,200	225,077,055
Redemption fees	33,673	50,420
Total increase (decrease) in net assets	149,209,464	225,202,871

Net Assets
Beginning of period	225,202,871	-
End of period (including distributions in excess of net investment income of $5,175 and distributions in excess of net investment income of $69,342, respectively)	$ 374,412,335	$ 225,202,871
Other Information Shares
Sold	25,966,657	32,991,854
Issued in reinvestment of distributions	171,356	163,959
Redeemed	(11,404,430)	(10,686,601)
Net increase (decrease)	14,733,583	22,469,212

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2004
	(Unaudited)	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.062	.137
Net realized and unrealized gain (loss)	.037	.052
Total from investment operations	.099	.189
Distributions from net investment income	(.060)	(.173)
Redemption fees added to paid in capital	.001	.004
Net asset value, end of period	$ 10.06	$ 10.02
Total Return B, C	1.00%	1.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.63% A	.70% A
Expenses net of voluntary waivers, if any	.55% A	.55% A
Expenses net of all reductions	.55% A	.55% A
Net investment income (loss)	1.24% A	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 374,412	$ 225,203
Portfolio turnover rate	55% A	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 29, 2002 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Ultra-Short Bond Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount and financing transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,311,930	|
Unrealized depreciation	(201,647)
Net unrealized appreciation (depreciation)	$ 1,110,283
Cost for federal income tax purposes	$ 360,533,027

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to .25% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Swap Agreements - continued

a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,022,497 for the period.

5. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .55% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $135,974.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,075.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
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Maine

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Maryland

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Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
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44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

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56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
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1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

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Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
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1735 Market Street
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Rhode Island

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Tennessee

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Dallas, TX

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19740 IH 45 North
Spring, TX

6005 West Park Boulevard
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Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
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Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ULB-USAN-0304
1.789738.100

Fidelity® Ginnie Mae Fund

Fidelity Government
Income Fund

Fidelity Intermediate
Government Income Fund

Semiannual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Fidelity Ginnie Mae Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Government Income Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Intermediate Government Income Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

For a free copy of the funds' proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Ginnie Mae Fund

Investment Changes

Coupon Distribution as of January 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.3	0.0
Less than 4%	2.2	4.2
4 - 4.99%	6.1	0.0
5 - 5.99%	33.7	17.5
6 - 6.99%	36.3	38.6
7 - 7.99%	15.5	24.2
8% and over	2.1	2.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2004
6 months ago
Years	4.0	2.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2004
6 months ago
Years	3.3	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2004		As of July 31, 2003
	Mortgage Securities* 90.8%		Mortgage Securities** 94.2%
	CMOs and Other Mortgage Related Securities 12.1%		CMOs and Other Mortgage Related Securities 13.2%
	Short-Term Investments and Net Other Assets*** (2.9)%		Short-Term Investments and Net Other Assets***(7.4)%
* GNMA Securities	83.1%	** GNMA Securities	85.0%

***Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Ginnie Mae Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 90.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 7.6%
4.5% 8/1/33	$ 41,668	$ 40,123
5% 10/1/17 to 12/1/18	62,244	63,730
5.5% 11/1/32 to 1/1/34	183,361	186,703
6.5% 9/1/17 to 12/1/24	20,684	21,852
7% 11/1/16 to 3/1/17	4,470	4,792
7.5% 1/1/07 to 4/1/17	12,030	12,878
8.5% 12/1/27	1,222	1,343
9.5% 9/1/30	742	811
10.25% 10/1/18	83	93
11.5% 5/1/14 to 9/1/15	65	73
12.5% 11/1/13 to 7/1/16	199	228
13.25% 9/1/11	110	129
		332,755
Freddie Mac - 0.1%
8.5% 2/1/04 to 6/1/25	146	158
9% 7/1/08 to 7/1/21	795	859
9.5% 7/1/30 to 8/1/30	499	544
9.75% 12/1/08 to 4/1/13	46	51
10% 10/1/04 to 11/1/20	1,452	1,611
10.25% 2/1/09 to 11/1/16	677	748
10.5% 5/1/10	14	15
11.25% 2/1/10	41	46
11.75% 11/1/11	20	23
12% 5/1/10 to 2/1/17	179	204
12.5% 11/1/12 to 5/1/15	228	261
13% 5/1/14 to 11/1/14	34	39
13.5% 1/1/13 to 12/1/14	17	19
		4,578
Government National Mortgage Association - 83.1%
4.5% 7/20/33 to 12/20/33	175,162	168,423
4.5% 2/1/34 (a)	80,000	76,600
5% 6/20/32 to 10/15/33	859,312	854,254
5.5% 12/20/18 to 12/20/33	303,874	310,013
5.5% 2/1/34 (a)	79,571	81,137
6% 12/20/23 to 1/20/34 (a)	504,570	523,932
6.5% 4/15/23 to 11/20/33 (b)	862,202	910,011
7% 3/15/22 to 11/15/33 (b)	392,994	419,411
7% 2/1/34 (a)	77,377	82,479
7.25% 4/15/05 to 12/15/30	1,483	1,588
7.5% 4/15/06 to 9/20/32	120,289	129,339
8% 2/15/05 to 7/15/32	42,111	45,843
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
8.5% 2/15/05 to 2/15/31	$ 12,689	$ 13,992
9% 10/15/04 to 6/15/30	5,381	6,002
9.5% 12/20/15 to 8/20/17	1,706	1,892
10% 6/15/05	1	1
10.5% 1/15/14 to 9/15/19	1,365	1,541
13% 2/15/11 to 5/15/15	304	352
13.5% 5/15/10 to 1/15/15	92	106
		3,626,916
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,900,450)		3,964,249
Collateralized Mortgage Obligations - 8.9%

Private Sponsor - 0.2%
United States Department of Veterans Affairs guaranteed REMIC pass thru certificates Series 1997-1 Class 2K, 7.5% 10/15/09	10,212	10,512
U.S. Government Agency - 8.7%
Fannie Mae target amortization class Series G94-2 Class D, 6.45% 1/25/24	13,401	14,051
Fannie Mae guaranteed REMIC pass thru certificates Series 2003-122:
Class ZG, 5% 12/25/23	7,047	7,118
Class ZK, 5.5% 12/25/33	3,452	3,474
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2220 Class PD, 8% 3/15/30	15,765	16,639
Series 2691:
Class ZE, 5.5% 5/15/33	2,246	2,263
Class ZV, 5.5% 12/15/32	6,859	6,730
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class:
Series 1999-17 Class PC, 6.5% 10/16/27	2,717	2,743
Series 2000-26 Class PK, 7.5% 9/20/30	13,786	14,504
Series 2000-5 Class PD, 7.5% 4/16/29	8,577	8,826
Series 2001-13 Class PC, 6.5% 12/20/28	14,697	15,098
Series 2001-21 Class PH, 6.5% 9/16/28	4,758	4,779
Series 2001-60 Class PD, 6% 10/20/30	15,041	15,696
Series 2002-19 Class PE, 6% 10/20/30	40,280	41,603
Series 2002-4 Class TB, 6.5% 3/20/31	3,250	3,333
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities: - continued
planned amortization class:
Series 2002-49 Class BC, 5.5% 5/20/26	$ 2,400	$ 2,406
Series 2003-12 Class IO, 5.5% 11/16/25 (d)	32,220	3,202
Series 2003-19:
Class IG, 5.5% 1/16/24 (d)	3,216	210
Class IL, 5.5% 12/16/25 (d)	3,318	447
Series 2003-20:
Class AI, 5.5% 6/16/22 (d)	16,876	796
Class BI, 5.5% 5/16/27 (d)	22,423	2,889
Series 2003-26 Class PI, 5.5% 1/16/32 (d)	63,843	11,432
Series 2003-29:
Class IB, 5.5% 11/16/24 (d)	50,357	3,336
Class IG, 5.5% 11/16/24 (d)	3,682	381
Series 2003-31 Class PI, 5.5% 4/16/30 (d)	62,706	7,100
Series 2003-33 Class NI, 5.5% 2/16/26 (d)	80,423	7,524
Series 2003-34 Class IO, 5.5% 4/16/28 (d)	58,420	7,722
Series 2003-4 Class LI, 5.5% 7/16/27 (d)	25,277	2,527
Series 2003-7:
Class IN, 5.5% 1/16/28 (d)	45,003	5,822
Class IP, 5.5% 10/16/25 (d)	7,206	611
Series 2003-8 Class QI, 5.5% 1/16/27 (d)	6,376	620
sequential pay:
Series 1995-4 Class CQ, 8% 6/20/25	2,999	3,181
Series 2000-12 Class B, 7.5% 12/16/28	2,873	2,918
Series 2001-15 Class VB, 6.5% 4/20/19	14,104	15,040
Series 2002-29 Class SK, 8.25% 5/20/32 (c)	2,210	2,323
Series 2002-33 Class CN, 6.5% 7/20/29	19,939	20,149
Series 2002-41:
Class HB, 6% 8/16/27	5,000	5,126
Class VD, 6% 4/16/13	9,029	9,535
Series 2002-42 Class AD, 6% 12/20/28	10,000	10,208
Series 2002-54 Class GA, 6.5% 7/20/31	19,680	20,390
Series 2003-7 Class VP, 6% 11/20/13	7,063	7,621
Series 1994-4 Class KQ, 7.9875% 7/16/24	3,100	3,370
Series 1995-6 Class Z, 7% 9/20/25	8,692	9,204
Series 2001-45 Class GC, 6.5% 10/20/30	10,867	11,181
Series 2001-53:
Class PB, 6.5% 11/20/31	10,000	10,507
Class TA, 6% 12/20/30	6,536	6,671
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities: - continued
Series 2002-41 Class PD, 6.5% 7/20/30	$ 21,122	$ 21,462
Series 2003-86 Class ZE, 5% 8/20/32	5,157	5,028
Series 2003-98 Class ZU, 6% 11/20/33	3,476	3,497
TOTAL U.S. GOVERNMENT AGENCY		381,293
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $395,448)		391,805
Commercial Mortgage Securities - 3.2%

Fannie Mae:
sequential pay Series 2000-7 Class MB, 7.5024% 2/17/24 (c)	21,437	23,665
Series 1997-M1 Class N, 0.445% 10/17/36 (c)(d)	81,253	1,473
Fannie Mae guaranteed REMIC pass thru certificates:
Series 1998-M3 Class IB, 0.8707% 1/17/38 (c)(d)	62,398	2,669
Series 1998-M4 Class N, 1.5762% 2/25/35 (c)(d)	48,308	2,046
Ginnie Mae guaranteed Multi-family pass thru securities:
sequential pay Series 2001-58 Class X, 1.6852% 9/16/41 (c)(d)	247,073	16,870
Series 2001-12 Class X, 1.2874% 7/16/40 (c)(d)	103,251	5,743
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2002-81 Class IO, 2.1102% 9/16/42 (c)(d)	150,325	14,516
Series 2002-62 Class IO, 0% 8/16/42 (c)(d)	128,610	13,343
Series 2002-85 Class X, 2.5774% 3/16/42 (c)(d)	127,266	16,052
Series 2003-22 Class XA, 0.2007% 2/16/43 (c)(d)	286,361	17,126
Series 2003-36 Class XA, 0.2815% 3/16/43 (d)	335,229	22,837
Series 2003-47 Class XA, 0.0211% 6/16/43 (c)(d)	45,944	2,182
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $148,868)		138,522
Cash Equivalents - 4.1%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.04%, dated 1/30/04 due 2/2/04) (Cost $179,815)	$ 179,831	$ 179,815
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $4,624,581)		4,674,391
NET OTHER ASSETS - (7.0)%		(307,280)
NET ASSETS - 100%		$ 4,367,111
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $3,758,605,000 and $5,013,142,000, respectively.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $22,436,000. The weighted average interest rate was 1.56%. At period end, there were no bank borrowings outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ginnie Mae Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $179,815) (cost $4,624,581) - See accompanying schedule		$ 4,674,391
Commitment to sell securities on a delayed delivery basis	$ (123,479)
Receivable for securities sold on a delayed delivery basis	123,502	23
Receivable for investments sold, regular delivery		24,645
Receivable for fund shares sold		4,500
Interest receivable		23,126
Prepaid expenses		30
Other receivables		8
Total assets		4,726,723

Liabilities
Payable to custodian bank	135
Payable for investments purchased Regular delivery	102,250
Delayed delivery	245,513
Payable for fund shares redeemed	7,533
Distributions payable	1,827
Accrued management fee	1,577
Other affiliated payables	642
Other payables and accrued expenses	135
Total liabilities		359,612

Net Assets		$ 4,367,111
Net Assets consist of:
Paid in capital		$ 4,325,370
Undistributed net investment income		61
Accumulated undistributed net realized gain (loss) on investments		(8,154)
Net unrealized appreciation (depreciation) on investments		49,834
Net Assets, for 393,046 shares outstanding		$ 4,367,111
Net Asset Value, offering price and redemption price per share ($4,367,111 ÷ 393,046 shares)		$ 11.11

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ginnie Mae Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2004 (Unaudited)

Investment Income
Interest		$ 93,150

Expenses
Management fee	$ 10,229
Transfer agent fees	3,275
Accounting fees and expenses	435
Non-interested trustees' compensation	15
Custodian fees and expenses	270
Registration fees	31
Audit	41
Legal	9
Interest	1
Miscellaneous	11
Total expenses before reductions	14,317
Expense reductions	(2)	14,315
Net investment income (loss)		78,835
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(1,336)
Change in net unrealized appreciation (depreciation) on: Investment securities	65,670
Delayed delivery commitments	(3,273)
Total change in net unrealized appreciation (depreciation)		62,397
Net gain (loss)		61,061
Net increase (decrease) in net assets resulting from operations		$ 139,896

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 78,835	$ 212,645
Net realized gain (loss)	(1,336)	80,749
Change in net unrealized appreciation (depreciation)	62,397	(96,615)
Net increase (decrease) in net assets resulting from operations	139,896	196,779
Distributions to shareholders from net investment income	(71,814)	(231,003)
Distributions to shareholders from net realized gain	(36,640)	-
Total distributions	(108,454)	(231,003)
Share transactions Net proceeds from sales of shares	270,386	3,242,020
Reinvestment of distributions	96,750	204,093
Cost of shares redeemed	(1,637,917)	(3,548,331)
Net increase (decrease) in net assets resulting from share transactions	(1,270,781)	(102,218)
Total increase (decrease) in net assets	(1,239,339)	(136,442)

Net Assets
Beginning of period	5,606,450	5,742,892
End of period (including undistributed net investment income of $61 and distributions in excess of net investment income of $6,960, respectively)	$ 4,367,111	$ 5,606,450
Other Information Shares
Sold	24,275	289,678
Issued in reinvestment of distributions	8,696	18,225
Redeemed	(147,445)	(317,081)
Net increase (decrease)	(114,474)	(9,178)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 11.11	$ 10.91	$ 10.42	$ 10.46	$ 10.87
Income from Investment Operations
Net investment income (loss) D	.184	.364	.563 F	.684	.691	.689
Net realized and unrealized gain (loss)	.135	(.029)	.225 F	.487	(.043)	(.460)
Total from investment operations	.319	.335	.788	1.171	.648	.229
Distributions from net investment income	(.169)	(.395)	(.588)	(.681)	(.688)	(.639)
Distributions from net realized gain	(.090)	-	-	-	-	-
Total distributions	(.259)	(.395)	(.588)	(.681)	(.688)	(.639)
Net asset value, end of period	$ 11.11	$ 11.05	$ 11.11	$ 10.91	$ 10.42	$ 10.46
Total Return B, C	2.90%	3.02%	7.42%	11.55%	6.42%	2.08%
Ratios to Average Net Assets E
Expenses before expense reductions	.59% A	.57%	.60%	.63%	.63%	.71%
Expenses net of voluntary waivers, if any	.59% A	.57%	.60%	.62%	.63%	.64%
Expenses net of all reductions	.59% A	.57%	.60%	.62%	.63%	.64%
Net investment income (loss)	3.28% A	3.25%	5.15% F	6.40%	6.67%	6.43%
Supplemental Data
Net assets, end of period (in millions)	$ 4,367	$ 5,606	$ 5,743	$ 2,836	$ 1,706	$ 1,841
Portfolio turnover rate	155% A	262%	327%	120%	75%	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Government Income Fund

Investment Changes

Coupon Distribution as of January 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
1 - 1.99%	5.1	0.8
2 - 2.99%	10.7	3.6
3 - 3.99%	25.6	5.7
4 - 4.99%	4.8	4.9
5 - 5.99%	19.1	13.3
6 - 6.99%	11.5	22.4
7 - 7.99%	2.5	5.1
8 - 8.99%	5.5	10.8
9% and over	0.8	6.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2004
6 months ago
Years	7.5	7.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2004
6 months ago
Years	4.8	5.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2004		As of July 31, 2003
	Mortgage Securities 11.5%		Mortgage Securities 11.5%
	CMOs and Other Mortgage Related Securities 8.3%		CMOs and Other Mortgage Related Securities 12.0%
	U.S. Treasury Obligations 32.2%		U.S. Treasury Obligations 30.3%
	U.S. Government Agency Obligations 39.0%		U.S. Government Agency Obligations 23.9%
	Short-Term Investments and Net Other Assets 9.0%		Short-Term Investments and Net Other Assets 22.3%
* Futures and Swaps	8.1%	** Futures and Swaps	0.4%

Semiannual Report

Fidelity Government Income Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 71.2%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 39.0%
Fannie Mae:
1.875% 9/15/05	$ 70,000	$ 70,143
2.625% 11/15/06	119,600	120,093
3.25% 2/15/09	164,430	162,583
3.375% 12/15/08	85,885	85,661
5.125% 1/2/14	35,000	35,566
5.5% 3/15/11	6,695	7,267
6.125% 3/15/12	20,150	22,634
6.25% 2/1/11	19,445	21,664
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	22,233	24,362
Federal Home Loan Bank:
1.625% 6/15/05	70,000	70,054
5.8% 9/2/08	13,440	14,781
9.5% 2/25/04	2,355	2,367
Financing Corp. - coupon STRIPS 0% 8/3/05	1,989	1,936
Freddie Mac:
2.375% 2/15/07	106,000	105,185
2.875% 9/15/05	129,009	131,272
2.875% 12/15/06	95,600	96,438
3.625% 9/15/08	14,060	14,223
4.5% 1/15/14	73,400	72,568
5.125% 8/20/12	73,640	74,152
5.5% 9/15/11	1,240	1,341
5.875% 3/21/11	34,550	37,690
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	4,113	4,446
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.12% 4/15/06	4,369	4,643
Series 1994-F, 8.187% 12/15/04	207	215
Series 1995-A, 6.28% 6/15/04	985	1,005
Series 1995-B, 6.13% 6/15/04	2,152	2,223
Series 1996-A, 6.55% 6/15/04	1,310	1,335
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	2,647	2,848
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1998-196A, 5.926% 6/15/05	3,823	4,050
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates: - continued
Series 2000-016, 6.07% 12/15/14	$ 17,500	$ 18,955
6.77% 11/15/13	6,385	7,107
6.99% 5/21/16	19,041	22,231
Private Export Funding Corp. secured:
5.34% 3/15/06	21,700	23,123
5.66% 9/15/11 (a)	11,160	12,147
5.8% 2/1/04	171	171
6.49% 7/15/07	5,000	5,590
6.67% 9/15/09	2,120	2,432
7.17% 5/15/07	8,500	9,642
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	9,623	9,661
Series 2002-20K Class 1, 5.08% 11/1/22	4,746	4,841
5.136% 8/10/13	15,000	15,134
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	113,373
5.89% 8/15/05	29,600	31,160
6.6% 2/15/08	35,170	37,925
6.8% 2/15/12	18,000	20,639
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	9,300	10,076
5.96% 8/1/09	9,930	10,656
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	1,869	2,035
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,549,643
U.S. Treasury Inflation Protected Obligations - 8.1%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	196,221	247,322
U.S. Treasury Inflation-Indexed Notes 1.875% 7/15/13	75,348	75,825
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		323,147
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - 24.1%
U.S. Treasury Bonds:
8% 11/15/21	$ 142,000	$ 194,257
13.25% 5/15/14	15,000	22,300
U.S. Treasury Notes:
3.25% 1/15/09	568,200	570,707
4.25% 8/15/13	70,000	70,777
5% 2/15/11	36,000	38,891
5.75% 8/15/10	53,000	59,700
TOTAL U.S. TREASURY OBLIGATIONS		956,632
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,798,461)		2,829,422
U.S. Government Agency - Mortgage Securities - 11.5%

Fannie Mae - 10.5%
4% 2/1/19 (b)	37,804	37,072
5% 2/12/34 (b)	185,000	183,786
5.5% 5/1/09 to 3/1/24	2,937	3,020
5.5% 2/12/34 (b)	95,000	96,692
6% 9/1/17 to 7/1/20	31,576	33,240
6.5% 8/1/04 to 12/1/32	38,359	40,621
6.5% 2/1/34 (b)	4,587	4,809
7% 7/1/13 to 6/1/32	7,867	8,360
7.5% 8/1/10 to 10/1/15	503	540
8% 1/1/22	240	257
8.5% 1/1/15 to 4/1/16	1,761	1,940
9% 5/1/14	1,538	1,706
9.5% 11/15/09 to 10/1/20	2,582	2,868
10% 8/1/10	94	103
11% 3/1/10	19	20
11.5% 6/15/19 to 1/15/21	3,768	4,294
		419,328
Freddie Mac - 0.5%
5% 1/1/09 to 8/1/33	11,402	11,376
7% 4/1/11	7	7
7.5% 7/1/10 to 5/1/16	5,215	5,599
8% 1/1/10 to 6/1/11	139	147
8.5% 8/1/08 to 12/1/25	557	602
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
9% 8/1/09 to 12/1/10	$ 178	$ 193
9.75% 8/1/14	404	449
		18,373
Government National Mortgage Association - 0.5%
6% 7/15/08 to 12/15/10 (b)	11,279	11,951
6.5% 5/15/28 to 11/15/32	4,072	4,297
7% 10/15/26 to 8/15/32	183	195
7.5% 3/15/28 to 8/15/28	272	292
8% 11/15/06 to 12/15/23	2,874	3,152
8.5% 10/15/08 to 2/15/31	324	349
9.5% 2/15/25	4	5
		20,241
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $453,013)		457,942
Collateralized Mortgage Obligations - 8.3%

U.S. Government Agency - 8.3%
Fannie Mae:
planned amortization class:
Series 1993-160 Class PK, 6.5% 11/25/22	12,595	12,847
Series 1993-207 Class H, 6.5% 11/25/23	18,360	19,811
Series 1993-56 Class PH, 6.75% 6/25/22	185	185
Series 1994-23 Class PG, 6% 4/25/23	9,565	10,080
Series 1994-27 Class PJ, 6.5% 6/25/23	6,430	6,708
Series 1994-50 Class PJ, 6.5% 8/25/23	17,000	17,970
sequential pay Series 1997-41 Class J, 7.5% 6/18/27	9,765	10,290
Series 1993-109 Class NZ, 6% 7/25/08	11,298	11,733
Series 2003-28 Class KQ, 5% 4/25/23	5,188	5,215
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2002-25 Class PD, 6.5% 4/25/31	35,000	36,412
Series 2002-9 Class PB, 6% 11/25/14	6,786	6,884
Series 2003-122:
Class ZG, 5% 12/25/23	6,065	6,125
Class ZK, 5.5% 12/25/33	2,968	2,986
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac:
planned amortization class:
Series 1413 Class J, 4% 11/15/07	$ 5,925	$ 6,016
Series 2351 Class PX, 6.5% 7/15/30	1,770	1,820
sequential pay Series 2355 Class AE, 6% 9/15/31	26,636	27,653
Freddie Mac Manufactured Housing participation certificates guaranteed:
planned amortization class:
Series 1681 Class PJ, 7% 12/15/23	9,200	9,892
Series 1697 Class G, 6% 3/15/09	101	101
Series 1560 Class PN, 7% 12/15/12	15,000	16,104
Freddie Mac Multi-class participation certificates guaranteed:
Class 2325 Class PL, 7% 1/15/31	15,422	15,955
planned amortization class:
Series 1727 Class H, 6.5% 8/15/23	12,200	12,768
Series 2295 Class PE, 6.5% 2/15/30	9,294	9,397
Series 2690 Class TB, 4.5% 12/15/17	8,366	8,656
sequential pay:
Series 2303 Class VT, 6% 2/15/12	3,993	4,023
Series 2448 Class XB, 6.5% 10/15/29	15,000	15,247
Series 1614 Class L, 6.5% 7/15/23	8,138	8,700
Series 2473 Class JB, 5.5% 2/15/29	3,327	3,360
target amortization class Series 2156 Class TC, 6.25% 5/15/29	19,575	20,403
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	18,568	19,633
Series 2001-53 Class TA, 6% 12/20/30	3,460	3,531
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $326,901)		330,505
Cash Equivalents - 15.2%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.04%, dated 1/30/04 due 2/2/04) (Cost $605,601)	$ 605,654	$ 605,601
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $4,183,976)		4,223,470
NET OTHER ASSETS - (6.2)%		(246,306)
NET ASSETS - 100%		$ 3,977,164
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.1905% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	May 2006	$ 140,780	$ (461)
Receive quarterly a fixed rate equal to 2.3192% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	April 2006	6,900	7
Receive quarterly a fixed rate equal to 2.6165% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Oct. 2006	176,000	243
		$ 323,680	$ (211)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,147,000 or 0.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $6,469,642,000 and $5,753,820,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $381,140 and repurchase agreements of $605,601)(cost $4,183,976) - See accompanying schedule		$ 4,223,470
Cash		317
Receivable for investments sold Regular delivery		291,111
Delayed delivery		149,345
Receivable for fund shares sold		8,077
Interest receivable		28,621
Prepaid expenses		20
Total assets		4,700,961

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 330,295
Payable for fund shares redeemed	2,140
Distributions payable	276
Unrealized loss on swap agreements	211
Accrued management fee	1,404
Other affiliated payables	650
Other payables and accrued expenses	58
Collateral on securities loaned, at value	388,763
Total liabilities		723,797

Net Assets		$ 3,977,164
Net Assets consist of:
Paid in capital		$ 3,929,827
Distributions in excess of net investment income		(425)
Accumulated undistributed net realized gain (loss) on investments		8,479
Net unrealized appreciation (depreciation) on investments		39,283
Net Assets, for 387,415 shares outstanding		$ 3,977,164
Net Asset Value, offering price and redemption price per share ($3,977,164 ÷ 387,415 shares)		$ 10.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Government Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2004 (Unaudited)

Investment Income
Interest		$ 67,555
Security lending		555
Total income		68,110

Expenses
Management fee	$ 8,065
Transfer agent fees	3,230
Accounting and security lending fees	355
Non-interested trustees' compensation	11
Custodian fees and expenses	55
Registration fees	16
Audit	29
Legal	8
Miscellaneous	8
Total expenses before reductions	11,777
Expense reductions	(18)	11,759
Net investment income (loss)		56,351
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	20,041
Swap agreements	(263)
Total net realized gain (loss)		19,778
Change in net unrealized appreciation (depreciation) on: Investment securities	80,062
Swap agreements	527
Total change in net unrealized appreciation (depreciation)		80,589
Net gain (loss)		100,367
Net increase (decrease) in net assets resulting from operations		$ 156,718

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,351	$ 123,105
Net realized gain (loss)	19,778	105,749
Change in net unrealized appreciation (depreciation)	80,589	(135,914)
Net increase (decrease) in net assets resulting from operations	156,718	92,940
Distributions to shareholders from net investment income	(57,938)	(120,943)
Distributions to shareholders from net realized gain	(56,842)	(41,172)
Total distributions	(114,780)	(162,115)
Share transactions Net proceeds from sales of shares	688,706	1,675,499
Reinvestment of distributions	111,717	156,422
Cost of shares redeemed	(486,850)	(1,060,935)
Net increase (decrease) in net assets resulting from share transactions	313,573	770,986
Total increase (decrease) in net assets	355,511	701,811

Net Assets
Beginning of period	3,621,653	2,919,842
End of period (including distributions in excess of net investment income of $425 and undistributed net investment income of $1,162, respectively)	$ 3,977,164	$ 3,621,653
Other Information Shares
Sold	67,573	159,482
Issued in reinvestment of distributions	10,961	14,923
Redeemed	(47,702)	(101,206)
Net increase (decrease)	30,832	73,199

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 10.30	$ 9.98	$ 9.49	$ 9.54	$ 9.98
Income from Investment Operations
Net investment income (loss) D	.153	.374	.452 F	.577	.592	.588
Net realized and unrealized gain (loss)	.273	(.014)	.335 F	.525	(.059)	(.429)
Total from investment operations	.426	.360	.787	1.102	.533	.159
Distributions from net investment income	(.156)	(.370)	(.467)	(.612)	(.583)	(.599)
Distributions from net realized gain	(.160)	(.130)	-	-	-	-
Total distributions	(.316)	(.500)	(.467)	(.612)	(.583)	(.599)
Net asset value, end of period	$ 10.27	$ 10.16	$ 10.30	$ 9.98	$ 9.49	$ 9.54
Total Return B, C	4.26%	3.45%	8.08%	11.92%	5.81%	1.48%
Ratios to Average Net Assets E
Expenses before expense reductions	.62% A	.65%	.69%	.61%	.66%	.68%
Expenses net of voluntary waivers, if any	.62% A	.65%	.69%	.61%	.66%	.68%
Expenses net of all reductions	.62% A	.65%	.68%	.60%	.65%	.67%
Net investment income (loss)	2.97% A	3.56%	4.50% F	5.91%	6.27%	5.91%
Supplemental Data
Net assets, end of period (in millions)	$ 3,977	$ 3,622	$ 2,920	$ 2,154	$ 1,421	$ 1,580
Portfolio turnover rate	347% A	253%	284%	214%	131%	168%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund

Investment Changes

Coupon Distribution as of January 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
1 - 1.99%	15.8	3.5
2 - 2.99%	21.0	6.2
3 - 3.99%	4.6	4.8
4 - 4.99%	2.4	3.5
5 - 5.99%	19.2	26.1
6 - 6.99%	26.7	29.3
7% and over	4.4	10.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2004
6 months ago
Years	4.0	4.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2004
6 months ago
Years	3.4	3.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2004		As of July 31, 2003
	Mortgage Securities 5.5%		Mortgage Securities 10.1%
	CMOs and Other Mortgage Related Securities 6.7%		CMOs and Other Mortgage Related Securities 7.7%
	U.S. Treasury Obligations 33.9%		U.S. Treasury Obligations 29.7%
	U.S. Government Agency Obligations 48.4%		U.S. Government Agency Obligations 42.1%
	Short-Term Investments and Net Other Assets 5.5%		Short-Term Investments and Net Other Assets 10.4%
* Futures and Swaps	9.0%	** Futures and Swaps	0.3%

Semiannual Report

Fidelity Intermediate Government Income Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 82.3%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 48.4%
Fannie Mae:
2.625% 11/15/06	$ 31,400	$ 31,530
2.875% 5/19/08	2,100	2,057
3.25% 1/15/08	11,570	11,647
5.125% 1/2/14	16,000	16,259
5.5% 3/15/11	33,295	36,137
6% 5/15/11	62,860	70,113
6.25% 2/1/11	1,285	1,432
6.25% 7/19/11	40,000	40,902
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	7,000	7,670
Federal Farm Credit Bank 9.15% 2/14/05	500	540
Federal Home Loan Bank:
2.5% 3/15/06	8,300	8,369
5.8% 9/2/08	16,625	18,283
6.75% 4/10/06	1,000	1,098
Freddie Mac:
1.5% 8/15/05	84,190	83,915
2.875% 9/15/05	22,750	23,149
2.875% 12/15/06	31,645	31,922
3.625% 9/15/08	17,391	17,593
4.375% 2/4/10	25,560	25,690
5.125% 8/20/12	9,600	9,667
5.5% 9/15/11	1,000	1,082
5.875% 3/21/11	1,075	1,173
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	4,839	5,230
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	164	169
Series 1993-D, 5.23% 5/15/05	221	225
Series 1994-F, 8.187% 12/15/04	110	114
Series 1995-A, 6.28% 6/15/04	424	432
Series 1996-A, 6.55% 6/15/04	772	787
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1992-A, 7.02% 9/1/04	1,043	1,064
Series 1994-A, 7.39% 6/26/06	2,500	2,686
Series 1994-B, 7.5% 1/26/06	262	282
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	$ 2,435	$ 2,722
Private Export Funding Corp. secured:
5.66% 9/15/11 (a)	9,000	9,796
5.8% 2/1/04	559	559
6.86% 4/30/04	208	211
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	5,815	6,121
6.6% 2/15/08	20,670	22,289
6.8% 2/15/12	7,500	8,600
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	10,000	10,835
6.06% 8/1/10	10,000	10,771
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	1,930	2,102
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		525,223
U.S. Treasury Obligations - 33.9%
U.S. Treasury Notes:
1.875% 12/31/05	70,473	70,591
2.625% 5/15/08	133,064	131,567
3.25% 1/15/09	14,000	14,062
5.75% 8/15/10	70,000	78,848
6% 8/15/09	64,000	72,685
TOTAL U.S. TREASURY OBLIGATIONS		367,753
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $884,933)		892,976
U.S. Government Agency - Mortgage Securities - 5.5%

Fannie Mae - 4.0%
5.5% 1/1/09 to 11/1/17	12,286	12,776
6% 10/1/08 to 11/1/17	8,014	8,450
6.5% 4/1/16 to 12/1/32	14,988	15,865
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
6.5% 2/1/34 (b)	$ 81	$ 84
7% 7/1/10 to 9/1/31	1,506	1,612
9% 2/1/13	411	455
9.5% 11/15/09	591	651
10% 1/1/20	15	17
10.25% 10/1/09 to 10/1/18	56	62
11% 8/1/10 to 1/1/16	1,079	1,223
11.25% 5/1/14 to 1/1/16	110	126
11.5% 9/1/11 to 6/15/19	717	818
12.25% 12/1/10 to 5/1/15	149	170
12.5% 3/1/12 to 7/1/16	534	612
12.75% 10/1/11 to 6/1/15	291	338
13% 7/1/13 to 7/1/15	217	249
13.25% 9/1/11	179	210
13.5% 11/1/14 to 12/1/14	20	23
14% 10/1/14	43	51
14.5% 7/1/14	17	20
15% 4/1/12	7	9
		43,821
Freddie Mac - 1.1%
5% 11/1/33	2,994	2,974
6.5% 5/1/08	279	298
8.5% 6/1/14 to 6/1/17	362	387
9% 11/1/09 to 8/1/16	147	157
9.5% 7/1/16 to 8/1/21	974	1,086
10% 7/1/09 to 3/1/21	1,968	2,185
10.5% 9/1/09 to 5/1/21	259	289
11% 2/1/11 to 9/1/20	115	130
11.25% 2/1/10 to 10/1/14	188	212
11.5% 10/1/15 to 8/1/19	185	210
11.75% 11/1/11 to 7/1/15	38	43
12% 10/1/09 to 11/1/19	456	518
12.25% 8/1/11 to 8/1/15	186	212
12.5% 10/1/09 to 6/1/19	2,055	2,350
12.75% 2/1/10 to 10/1/10	17	20
13% 9/1/10 to 5/1/17	321	370
13.25% 11/1/10 to 12/1/14	59	68
13.5% 11/1/10 to 10/1/14	99	113
14% 11/1/12 to 4/1/16	12	14
14.5% 12/1/10	3	4
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
14.75% 3/1/10	$ 5	$ 6
16.25% 7/1/11	3	4
		11,650
Government National Mortgage Association - 0.4%
8% 9/15/06 to 12/15/23	1,589	1,736
8.5% 6/15/16 to 2/15/17	17	19
10.5% 9/15/15 to 10/15/21	1,850	2,091
10.75% 12/15/09 to 3/15/10	32	36
11% 9/20/14 to 1/20/21	91	103
12.5% 12/15/10	6	6
13% 1/15/11 to 12/15/14	214	249
13.25% 8/15/14	12	14
13.5% 5/15/10 to 12/15/14	120	140
14% 6/15/11	9	11
16% 4/15/13	30	36
17% 12/15/11	3	3
		4,444
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $57,899)		59,915
Collateralized Mortgage Obligations - 6.7%

U.S. Government Agency - 6.7%
Fannie Mae:
floater Series 1994-42 Class FK, 3.71% 4/25/24 (c)	7,000	7,240
planned amortization class Series 1988-21 Class G, 9.5% 8/25/18	227	261
sequential pay Series 1993-238 Class C, 6.5% 12/25/08	11,275	11,976
Series 1994-12 Class PH, 6.25% 1/25/09	3,892	4,119
Fannie Mae guaranteed REMIC pass thru certificates:
floater Series 2002-74 Class FV, 1.5913% 11/25/32 (c)	11,685	11,742
planned amortization class:
Series 2001-80 Class PH, 6% 12/25/27	1,130	1,139
Series 2002-55 Class PA, 5.5% 3/25/18	773	776
Series 2002-9 Class PB, 6% 11/25/14	1,944	1,972
Series 2003-122:
Class ZG, 5% 12/25/23	1,743	1,761
Class ZK, 5.5% 12/25/33	854	859
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac planned amortization class Series 1995 Class PB, 6.5% 9/20/25	$ 347	$ 348
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2526 Class FC, 1.5% 11/15/32 (c)	6,392	6,364
planned amortization class Series 2435 Class EL, 6% 9/15/27	1,367	1,379
sequential pay:
Series 1929 Class EZ, 7.5% 2/17/27	7,873	8,374
Series 2303 Class VT, 6% 2/15/12	1,538	1,549
Series 1543 Class VK, 6.7% 1/15/23	9,854	10,222
Series 2473 Class JB, 5.5% 2/15/29	1,267	1,280
Ginnie Mae guaranteed REMIC pass thru securities Series 2001-53 Class TA, 6% 12/20/30	1,349	1,377
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $72,968)		72,738
Cash Equivalents - 5.9%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.04%, dated 1/30/04 due 2/2/04) (Cost $64,115)	$ 64,121	64,115
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,079,915)		1,089,744
NET OTHER ASSETS - (0.4)%		(4,585)
NET ASSETS - 100%		$ 1,085,159
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.1905% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	May 2006	$ 37,050	$ (121)
Receive quarterly a fixed rate equal to 2.369% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	May 2006	37,000	116
Receive quarterly a fixed rate equal to 2.6165% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Oct. 2006	23,000	31
		$ 97,050	$ 26
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,796,000 or 0.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $1,047,828,000 and $1,181,275,000, respectively.
Income Tax Information

At July 31, 2003, the fund had a capital loss carryforward of approximately $25,365,000 of which $1,973,000, $3,975,000, $11,910,000 and $7,507,000 will expire on July 31, 2004, 2005, 2008 and 2009, respectively. Of the loss carryforwards expiring on July 31, 2005, $702,000 was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,042 and repurchase agreements of $64,115)(cost $1,079,915) - See accompanying schedule		$ 1,089,744
Cash		37
Receivable for investments sold		135
Receivable for fund shares sold		556
Interest receivable		11,862
Unrealized gain on swap agreements		26
Prepaid expenses		7
Other receivables		334
Total assets		1,102,701

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 85
Payable for fund shares redeemed	2,191
Distributions payable	349
Accrued management fee	393
Other affiliated payables	158
Other payables and accrued expenses	43
Collateral on securities loaned, at value	14,323
Total liabilities		17,542

Net Assets		$ 1,085,159
Net Assets consist of:
Paid in capital		$ 1,100,465
Undistributed net investment income		430
Accumulated undistributed net realized gain (loss) on investments		(25,591)
Net unrealized appreciation (depreciation) on investments		9,855
Net Assets, for 105,120 shares outstanding		$ 1,085,159
Net Asset Value, offering price and redemption price per share ($1,085,159 ÷ 105,120 shares)		$ 10.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2004 (Unaudited)

Investment Income
Interest		$ 18,720
Security lending		83
Total income		18,803

Expenses
Management fee	$ 2,484
Transfer agent fees	849
Accounting and security lending fees	136
Non-interested trustees' compensation	4
Custodian fees and expenses	31
Registration fees	33
Audit	27
Legal	3
Miscellaneous	3
Total expenses before reductions	3,570
Expense reductions	(1)	3,569
Net investment income (loss)		15,234
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	705
Swap agreements	(160)
Total net realized gain (loss)		545
Change in net unrealized appreciation (depreciation) on: Investment securities	16,751
Swap agreements	269
Total change in net unrealized appreciation (depreciation)		17,020
Net gain (loss)		17,565
Net increase (decrease) in net assets resulting from operations		$ 32,799

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,234	$ 43,060
Net realized gain (loss)	545	52,507
Change in net unrealized appreciation (depreciation)	17,020	(47,827)
Net increase (decrease) in net assets resulting from operations	32,799	47,740
Distributions to shareholders from net investment income	(15,599)	(42,381)
Share transactions Net proceeds from sales of shares	92,620	755,118
Reinvestment of distributions	13,592	37,055
Cost of shares redeemed	(321,573)	(621,342)
Net increase (decrease) in net assets resulting from share transactions	(215,361)	170,831
Total increase (decrease) in net assets	(198,161)	176,190

Net Assets
Beginning of period	1,283,320	1,107,130
End of period (including undistributed net investment income of $430 and undistributed net investment income of $795, respectively)	$ 1,085,159	$ 1,283,320
Other Information Shares
Sold	9,011	73,202
Issued in reinvestment of distributions	1,323	3,579
Redeemed	(31,372)	(60,120)
Net increase (decrease)	(21,038)	16,661

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 10.11	$ 9.77	$ 9.32	$ 9.46	$ 9.78
Income from Investment Operations
Net investment income (loss) D	.135	.329	.457 F	.607	.616	.640
Net realized and unrealized gain (loss)	.153	.056	.353 F	.452	(.151)	(.326)
Total from investment operations	.288	.385	.810	1.059	.465	.314
Distributions from net investment income	(.138)	(.325)	(.470)	(.609)	(.605)	(.634)
Net asset value, end of period	$ 10.32	$ 10.17	$ 10.11	$ 9.77	$ 9.32	$ 9.46
Total Return B, C	2.84%	3.80%	8.51%	11.68%	5.11%	3.20%
Ratios to Average Net Assets E
Expenses before expense reductions	.61% A	.60%	.59%	.64%	.65%	.65%
Expenses net of voluntary waivers, if any	.61% A	.60%	.59%	.61%	.63%	.53%
Expenses net of all reductions	.61% A	.60%	.59%	.60%	.63%	.53%
Net investment income (loss)	2.61% A	3.18%	4.63% F	6.34%	6.59%	6.58%
Supplemental Data
Net assets, end of period (in millions)	$ 1,085	$ 1,283	$ 1,107	$ 844	$ 728	$ 874
Portfolio turnover rate	192% A	229%	145%	114%	66%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund (the funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Ginnie Mae Fund, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Ginnie Mae Fund	$ 4,631,054	$ 64,710	$ (21,373)	$ 43,337
Government Income Fund	4,187,376	47,232	(11,138)	36,094
Intermediate Government Income Fund	1,080,171	11,931	(2,358)	9,573

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact each applicable fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

securities, may be required to be held in segregated accounts with each applicable fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable fund's Schedule of Investments under the caption "Swap Agreements".

Financing Transactions. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Ginnie Mae Fund	.30%	.13%	.43%
Government Income Fund	.30%	.13%	.43%
Intermediate Government Income Fund	.30%	.13%	.43%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Ginnie Mae Fund	.14%	|
Government Income Fund	.17%
Intermediate Government Income Fund	.15%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

5. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

7. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Ginnie Mae Fund	$ 2	$ -
Government Income Fund	4	14
Intermediate Government Income Fund	1	-

8. Other Information.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 25% and 14%, respectively, of the total outstanding shares of the Fidelity Government Income Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 55% of the total outstanding shares of the Fidelity Government Income Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.; Ginnie Mae and
Intermediate Government Income

Fidelity Management & Research
(Far East) Inc.; Ginnie Mae and
Intermediate Government Income

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited;
Ginnie Mae and Intermediate
Government Income

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Real Estate Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GVT-USAN-0304
1.789284.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to Fidelity Income Fund's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 29, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 29, 2004